     As filed with the Securities and Exchange Commission on April 28, 1999
                                                              File No. 333-62811
===============================================================================



                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.   20549

                                      ----------

                                       FORM N-4

                  REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933       / /


                             Pre-Effective Amendment No.                    / /

                            Post-Effective Amendment No. 2                  /X/

                      REGISTRATION STATEMENT UNDER THE INVESTMENT
                                  COMPANY ACT of 1940                       / /

                                   Amendment No. 27                         /X/

                                      ----------

                       Penn Mutual Variable Annuity Account III
                              (Exact Name of Registrant)

                                      ----------

                        THE PENN MUTUAL LIFE INSURANCE COMPANY
                                  (Name of Depositor)

                                   600 Dresher Road
                             Horsham, Pennsylvania  19044
                 (Address of Principal Executive Offices of Depositor)
                      Depositor's Telephone Number:  215-956-8000

                                      ----------

                                   Richard F. Plush
                         Vice President, Products and Programs
                        The Penn Mutual Life Insurance Company
                                   600 Dresher Road
                              Horsham, Pennsylvania 19044
                        (Name and Address of Agent for Service)

                                    Copy to:
Angela C. Goelzer                               C. Ronald Rubley
Morgan, Lewis & Bockius LLP                     Morgan, Lewis & Bockius LLP
1800 M Street, N.W.                             1701 Market Street
Washington, DC  20036                           Philadelphia, PA  19103

                                      ----------

  It is proposed that this filing will become effective (check appropriate box)

        ___     immediately upon filing pursuant to paragraph (b) of Rule 485
        ___     on (date) pursuant to paragraph (b) of Rule 485
        ___     60 days after  filing  pursuant to  paragraph (a) of Rule 485
        _X_     on May 1, 1999  pursuant to paragraph (a) of Rule 485


===============================================================================

                                         CROSS REFERENCE SHEET

-------------------------------------------------------------------------------------------------------------
                                                                                   LOCATION IN STATEMENT OF
FORM N-4 ITEM NUMBER                        LOCATION IN PROSPECTUSES               ADDITIONAL INFORMATION
--------------------                        ------------------------               --------------------------

Item  1.     Cover Page                     Cover Page                                        N/A

Item  2.     Definitions                    Glossary                                          N/A

Item  3.     Synopsis or Highlights         Cover Page; Expenses                              N/A

Item  4.     Condensed Financial            N/A                                               N/A
             Information


Item  5.     General Description            The Penn Mutual Life                              N/A
             of Registrant, Depositor       Insurance Company;
             and Portfolio Companies        The Separate Account

Item  6.     Deductions and Expenses        The Contract - What Charges                       N/A
                                            Do I Pay?

Item  7.     General Description            The Contract                                      N/A
             of Variable Annuity
             Contracts

Item  8.     Annuity Period Options         The Contract - What Types of                      N/A
                                            Annuity Payments May I Choose?

Item  9.     Death Benefit On Death         The Contract - What are the Death                 N/A
                                            Benefits Under My Contract?

Item 10.     Purchases and Contract         The Contract - How Do I Purchase                  N/A
             Value                          a Contract?
                                            The Separate Account -
                                            Accumulation Units

Item 11.     Redemptions                    The Contract - May I Withdraw Any                 N/A
                                            of My Money?

Item 12.     Taxes                          Federal Income Tax                                N/A
                                            Considerations

Item 13.     Legal Proceedings              N/A                                               N/A

Item 14.     Table of Contents of           Statement of Additional                           N/A
             Statement of Additional        Information Contents
             Information

Item 15.     Cover Page                     N/A                                               Cover Page

Item 16.     Table of Contents              N/A                                               Cover Page

Item 17.     General Information            N/A                                               N/A
             and History


                                         CROSS REFERENCE SHEET

-------------------------------------------------------------------------------------------------------------
                                                                                   LOCATION IN STATEMENT OF
FORM N-4 ITEM NUMBER                        LOCATION IN PROSPECTUSES               ADDITIONAL INFORMATION
--------------------                        ------------------------               --------------------------

Item 18.     Services                       N/A                                    Administrative and
                                                                                   Recordkeeping
                                                                                   Services; Custodian;
                                                                                   Independent Auditors

Item 19.     Purchase of Securities         The Contract - How Do I Purchase       Distribution of
             Being Offered and Expenses     a Contract?                            Contracts
                                            The Contract - May I Transfer
                                            Money Among Subaccounts and
                                            the Fixed Interest Accounts?
                                            The Contract - What Charges Do
                                            I Pay?

Item 20.     Underwriters                   N/A                                    Distribution of
                                                                                   Contracts

Item 21.     Calculation of Performance     N/A                                    Performance Data
             Data

Item 22.     Annuity Payments               N/A                                    Variable Annuity
                                                                                   Payments

Item 23.     Financial Statements           N/A                                    Financial Statements




                                     PART A


                      Information Required in a Prospectus

Prospectus
Penn Mutual Variable Annuity Account III
May 1, 1999

Pennant Select
==============

A Flexible Premium Variable and
Fixed Annuity

Penn Series Funds, Inc.
May 1, 1999

Investment Advisers:
T. Rowe Price Associates, Inc.

OpCap Advisors
Independence Capital Management, Inc.
Vontobel USA, Inc.
RS Investment Management, Inc.

Neuberger Berman
Advisers Management Trust
May 1, 1999

Investment Adviser:
Neuberger Berman Management Incorporated

Fidelity Investments'
Variable Insurance Products Fund
Variable Insurance Products Fund II
April 30, 1999

Investment Adviser:
Fidelity Management & Research Company

Morgan Stanley Dean Witter Universal Funds
May 1, 1999

Investment Adviser:
Morgan Stanley Dean Witter Investment Management

Prospectus -- May 1, 1999
Individual Variable and Fixed Annuity Contract -- Flexible Purchase Payments
-------------------------------------------------------------------------------

PENNANT SELECT
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA 19172 O TELEPHONE (800) 523-0650
-------------------------------------------------------------------------------

This Prospectus describes an individual variable and fixed annuity contract ("Contract") offered by the Penn Mutual Life Insurance Company ("Penn Mutual"). Please read it carefully and save it for future reference.

The Contract is an agreement between you and Penn Mutual. You agree to make one or more payments to us and we agree to make annuity and other payments to you at a future date. The Contract:

o has a variable component, which means that your Variable Account Value and any variable payout will be based upon investment experience.

o has a fixed component, which means that your Fixed Account Value and any fixed payout will be based on purchase payments accumulated with interest at a rate of not less than 3%.

o is tax-deferred, which means that you will not pay taxes until we begin to make annuity payments to you or you take money out.

o allows you to choose to receive your annuity payments over different periods of time.

Under the variable component of the Contract, you may direct us to invest your payments in one or more of the following Funds through Penn Mutual Variable Annuity Account III (the "Separate Account").

-------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.                 MANAGER
   Growth Equity Fund                   Independence Capital Management, Inc.
   Value Equity Fund                    OpCap Advisors
   Small Capitalization Fund            OpCap Advisors
   Emerging Growth Fund                 RS Investment Management, Inc.
   Flexibly Managed Fund                T. Rowe Price Associates, Inc.
   International Equity Fund            Vontobel USA, Inc.
   Quality Bond Fund                    Independence Capital Management, Inc.
   High Yield Bond Fund                 T. Rowe Price Associates, Inc.
   Money Market Fund                    Independence Capital Management, Inc.
-------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS
 MANAGEMENT TRUST                       MANAGER
   Balanced Portfolio                   Neuberger Berman Management Incorporated
   Limited Maturity Bond Portfolio      Neuberger Berman Management Incorporated
   Partners Fund Portfolio              Neuberger Berman Management Incorporated
-------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE
 INSURANCE PRODUCTS FUND                MANAGER
   Equity-Income Portfolio              Fidelity Management and Research Company
   Growth Portfolio                     Fidelity Management and Research Company
-------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE
 INSURANCE PRODUCTS FUND II             MANAGER
   Asset Manager Portfolio              Fidelity Management and Research Company
   Index 500 Portfolio                  Fidelity Management and Research Company
-------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER
 UNIVERSAL FUNDS, INC.                  MANAGER
   Emerging Markets Equity
    (International) Portfolio           Morgan Stanley Dean Witter Asset
                                          Management Inc.
-------------------------------------------------------------------------------
A PROSPECTUS FOR EACH OF THESE FUNDS ACCOMPANIES THIS PROSPECTUS.

Under the fixed component of the Contract, you may direct us to allocate money to one or more of our Fixed Interest Accounts.

THE CONTRACT IS NOT SUITABLE FOR SHORT-TERM INVESTMENT. YOU MAY PAY A DEFERRED SALES CHARGE OF UP TO 7% ON EARLY WITHDRAWALS. IF YOU WITHDRAW MONEY BEFORE AGE 59 1/2, YOU MAY PAY A 10% ADDITIONAL INCOME TAX. THE CONTRACT IS NOT A BANK DEPOSIT AND IS NOT FEDERALLY INSURED.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIME FOR ANYONE TO TELL YOU OTHERWISE.

-------------------------------------------------------------------------------
YOU MAY RETURN YOUR CONTRACT WITHIN TEN DAYS OF RECEIPT FOR A FULL REFUND OF THE CONTRACT VALUE (OR PURCHASE PAYMENTS, IF REQUIRED BY LAW). LONGER FREE LOOK PERIODS APPLY IN SOME STATES.

You may obtain a Statement of Additional Information from us free of charge by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you can call us at (800) 523-0650. The Statement of Additional Information contains more information about the Contract. It is filed with the Securities and Exchange Commission and we incorporate it by reference into this Prospectus. The table of contents of the Statement of Additional Information is at the end of this Prospectus.

The Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains this Prospectus, the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

PROSPECTUS CONTENTS
-------------------------------------------------------------------------------
GLOSSARY
-------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------
EXAMPLES OF FEES AND EXPENSES
-------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------
YEAR 2000
-------------------------------------------------------------------------------
THE SEPARATE ACCOUNT
   Accumulation Units
   Voting Instructions
   Investment Options in the Separate Account
   Penn Series Funds, Inc.
   Neuberger Berman Advisers Management Trust
   Fidelity Investments' Variable Insurance Products Fund
   Fidelity Investments' Variable Insurance Products Fund II
   Morgan Stanley Dean Witter Universal Funds, Inc.
-------------------------------------------------------------------------------
THE FIXED INTEREST ACCOUNT
-------------------------------------------------------------------------------
THE CONTRACT
   How Do I Purchase a Contract?
   What Types of Annuity Payments May I Choose?
     Variable Annuity Payments
     Fixed Annuity Payments
   What Are the Death Benefits Under My Contract?
     Enhanced Guaranteed Minimum Death Benefit
     Choosing a Lump Sum or Annuity
   May I Transfer Money Among Subaccounts and the Fixed Interest Accounts?
     Before the Annuity Date
     After the Annuity Date
     Dollar Cost Averaging
     Automatic Rebalancing
   May I Withdraw Any of My Money?
     Before the Annuity Date
     After the Annuity Date
     Systematic Withdrawals
     403(b) Withdrawals
   Deferment of Payments and Transfers
   What Charges Do I Pay?
     Administration Charges
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Free Withdrawals

-------------------------------------------------------------------------------
     Enhanced Variable Account Death Benefit
     Premium Taxes
   Performance Information
-------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS
   General Information
   Loans Under Section 403(b) Contracts
-------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS
   Withdrawals and Death Benefits
   Annuity Payments
   Early Withdrawals
   Transfers
   Separate Account Diversification
   Qualified Plans
-------------------------------------------------------------------------------
FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

Glossary

ACCUMULATION PERIOD: A period that begins with your first purchase payment and ends on the Annuity Date.

ACCUMULATION UNIT: A unit of measure used to compute the Variable Account Value under the Contract prior to the Annuity Date.

ADMINISTRATIVE OFFICE: A reference to our administrative office means The Penn Mutual Life Insurance Company, Administrative Office, 600 Dresher Road, Horsham, Pennsylvania 19044.

ANNUITANT: The person during whose life annuity payments are made.

ANNUITY DATE: The date on which annuity payments start.

ANNUITY PAYOUT PERIOD: The period of time, starting on the Annuity Date, during which we make annuity payments.

ANNUITY UNIT: A unit of measure used to calculate the amount of each variable annuity payment.

BENEFICIARY: The person(s) named by the Contract Owner to receive the death benefit payable upon the death of the Contract Owner or Annuitant.

CONTRACT: The combination variable and fixed annuity contract described in this Prospectus.

CONTRACT OWNER: The person named in the Contract as the Contract Owner.

CONTRACT VALUE: The sum of the Variable Account Value and the Fixed Interest Account Value.

FIXED INTEREST ACCOUNT VALUE: The value of amounts held under the Contract in all Fixed Interest Accounts.

SEPARATE ACCOUNT: Penn Mutual Variable Annuity Account III, a separate account of The Penn Mutual Life Insurance Company, that is registered as a unit investment trust under the Investment Company Act of 1940.

VARIABLE ACCOUNT VALUE: The value of amounts held under the Contract in all subaccounts of the Separate Account.

VALUATION PERIOD: The period from one valuation of Separate Account assets to the next. Valuation is performed on each day the New York Stock Exchange is open for trading.

WE OR US: "we" or "us" means The Penn Mutual Life Insurance Company, also referred to in this Prospectus as Penn Mutual.

YOU: "you" means the Contract Owner or prospective Contract Owner.

-------------------------------------------------------------------------------
Expenses
-------------------------------------------------------------------------------
Contract Owner Transaction Expenses
  Sales Load Imposed on Purchase Payments                                None
  Maximum Contingent Deferred Sales Charge ............        7% of purchase
                                                        payments withdrawn(a)
  Transfer Fee ........................................                  None

MAXIMUM ANNUAL CONTRACT ADMINISTRATION CHARGE .........                $40(B)

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF VARIABLE ACCOUNT VALUE)
  Mortality and Expense Risk Charge ...................                 1.20%
  Contract Administration Charge ......................                 0.15%
                                                                        -----
  Total Separate Account Annual Expenses ..............                 1.35%(c)
----------------
(a) The charge decreases each year to zero in the seventh year.
(b) You pay $40 or 2% of the Variable Account Value, whichever is less. You do not pay this charge if your Variable Account Value is more than $100,000.
(c) You may purchase an Enhanced Guaranteed Minimum Death Benefit rider with your Contract. The current annual charge for this rider is 0.20% of the Variable Account Value, and will never be more than 0.25%. See WHAT CHARGES DO I PAY? in this Prospectus.

-------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.(A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                             ADMINISTRATIVE
                                  MANAGEMENT  AND CORPORATE                           TOTAL
                                     FEES     SERVICE FEES ACCOUNTING    OTHER        FUND
                               (AFTER WAIVER)(AFTER WAIVER)   FEES      EXPENSES    EXPENSES
                               ------------- --------------  ------     --------    --------
Growth Equity                       0.45%       0.15%        0.07%       0.09%        0.76%
Value Equity                        0.50%       0.15%        0.06%       0.05%        0.76%
Small Capitalization                0.50%       0.15%        0.08%       0.09%        0.82%
Emerging Growth (b)                 0.80%       0.15%        0.10%       0.10%        1.15%
Flexibly Managed                    0.50%       0.15%        0.05%       0.06%        0.76%
International Equity                0.75%       0.15%        0.08%       0.10%        1.08%
Quality Bond                        0.45%       0.15%        0.08%       0.09%        0.77%
High Yield Bond                     0.50%       0.15%        0.08%       0.09%        0.82%
Money Market                        0.40%       0.15%        0.08%       0.09%        0.72%

----------------
(a) THESE EXPENSES ARE FOR THE LAST FISCAL YEAR.
(b) THE TOTAL EXPENSES OF THE EMERGING GROWTH FUND WOULD HAVE BEEN 1.21% IF THE INVESTMENT ADVISER AND ADMINISTRATOR OF THAT FUND HAD NOT WAIVED PART OF THEIR FEES.

-------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST(A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                         MANAGEMENT
                                       ADVISORY AND
                                      ADMINISTRATION   OTHER      TOTAL FUND
                                           FEES       EXPENSES     EXPENSES
                                      --------------  --------    ----------
Limited Maturity Bond ..............       0.65%        0.11%        0.76%
Balanced ...........................       0.85%        0.18%        1.03%
Partners Fund.......................       0.80%        0.04%        0.84%
----------------

(a) NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (THE "TRUST") IS DIVIDED INTO PORTFOLIOS ("PORTFOLIOS"). EACH PORTFOLIO INVESTS IN A CORRESPONDING SERIES ("SERIES") OF THE TRUST. THIS TABLE SHOWS THE CURRENT EXPENSES PAID BY EACH PORTFOLIO AND THE PORTFOLIO'S SHARE OF THE CURRENT EXPENSES OF ITS SERIES. SEE "EXPENSES" IN THE TRUST'S PROSPECTUS.

-------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND(A)
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                           MANAGEMENT       OTHER     TOTAL FUND
                                              FEES         EXPENSES    EXPENSES
                                           ----------      --------   ----------
Equity-Income .......................        0.50%           0.07%       0.57%
Growth   ............................        0.60%           0.06%       0.67%
----------------
(a) THESE EXPENSES ARE FOR THE LAST FISCAL YEAR. SOME OF THE BROKERAGE COMMISSIONS PAID BY THE FUND REDUCED THE EXPENSES SHOWN IN THIS TABLE. WITHOUT THIS REDUCTION, TOTAL EXPENSES WOULD HAVE BEEN 0.58% FOR THE EQUITY INCOME PORTFOLIO AND 0.68% FOR THE GROWTH PORTFOLIO.

-------------------------------------------------------------------------------
FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                            MANAGEMENT       OTHER    TOTAL FUND
                                        FEES AFTER WAIVER  EXPENSES    EXPENSES
                                        -----------------  --------   ----------
Asset Manager (a) ....................        0.55%          0.08%       0.63%
Index 500 (b) ........................        0.24%          0.04%       0.28%
----------------
(a) THE EXPENSES PRESENTED ARE FOR THE LAST FISCAL YEAR. SOME OF THE BROKERAGE COMMISSIONS PAID BY THE FUND REDUCED THE EXPENSES SHOWN IN THIS TABLE. WITHOUT THIS REDUCTION, TOTAL EXPENSES WOULD HAVE BEEN 0.64% FOR THE ASSET MANAGER PORTFOLIO.

(b) THESE EXPENSES ARE FOR THE LAST FISCAL YEAR. IF THE FUND'S INVESTMENT ADVISER HAD NOT VOLUNTARILY WAIVED PART OF ITS FEE, TOTAL EXPENSES WOULD HAVE BEEN 0.35% FOR THE INDEX 500 PORTFOLIO.

-------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
UNDERLYING FUND ANNUAL EXPENSES (AS A % OF PORTFOLIO AVERAGE NET ASSETS)

                                           MANAGEMENT        OTHER    TOTAL FUND
                                              FEES         EXPENSES    EXPENSES
                                           ----------      --------   ----------
Emerging Markets Equity (International)       1.25%          0.50%       1.75%
-------------------------------------------------------------------------------

Please review these tables carefully. They show the expenses that you pay directly and indirectly when you purchase a Contract. Your expenses include Contract expenses and the expenses of the Funds that you select. See the prospectuses of Penn Series Funds, Inc., Neuberger Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley Dean Witter Universal Funds, Inc. for additional information on Fund expenses.

You also may pay premium taxes. These tables and the examples that follow do not show the effect of premium taxes. See WHAT CHARGES DO I PAY? in this Prospectus.

-------------------------------------------------------------------------------
Examples of Fees and Expenses

The following examples show the total expenses that you would pay on each $1,000 invested.

You would pay the following expenses on each $1,000 invested (assuming a 5% annual return) if you surrender your Contract after the number of years shown:

                                                             ONE        THREE         FIVE        TEN
                                                             YEAR       YEARS        YEARS       YEARS
                                                             ----       -----        -----       -----
Penn Series Growth Equity Fund                                $83        $114         $146        $251
Penn Series Value Equity Fund                                 $83        $114         $146        $251
Penn Series Small Capitalization Fund                         $84        $116         $149        $257
Penn Series Emerging Growth Fund                              $87        $125         $165        $290
Penn Series Flexibly Managed Fund                             $83        $114         $146        $251
Penn Series International Equity Fund                         $86        $123         $162        $283
Penn Series Quality Bond Fund                                 $83        $115         $146        $252
Penn Series High Yield Bond Fund                              $84        $116         $149        $257
Penn Series Money Market Fund                                 $83        $113         $144        $247
Neuberger Berman Limited Maturity Bond Portfolio              $83        $114         $146        $251
Neuberger Berman Balanced Portfolio                           $86        $122         $159        $278
Neuberger Berman Partners Fund Portfolio                      $84        $117         $150        $259
Fidelity's Equity Income Portfolio                            $81        $109         $136        $231
Fidelity's Growth Portfolio                                   $82        $111         $141        $240
Fidelity's Asset Manager Portfolio                            $82        $110         $139        $237
Fidelity's Index 500                                          $79        $100         $122        $200
Morgan Stanley Dean Witter Emerging Markets Equity
 (International) Portfolio                                     $92       $142        $193         $347

You would pay the following expenses on each $1,000 invested by the end of the year shown (assuming a 5% annual return) if you do not surrender your Contract or if you annuitize your Contract:

                                                             ONE        THREE         FIVE        TEN
                                                             YEAR       YEARS        YEARS       YEARS
                                                             ----       -----        -----       -----
Penn Series Growth Equity Fund                                $22         $68         $117        $251
Penn Series Value Equity Fund                                 $22         $68         $116        $251
Penn Series Small Capitalization Fund                         $23         $70         $120        $257
Penn Series Emerging Growth Fund                              $26         $80         $136        $290
Penn Series Flexibly Managed Fund                             $22         $68         $117        $251
Penn Series International Equity Fund                         $25         $78         $133        $283
Penn Series Quality Bond Fund                                 $22         $68         $117        $252
Penn Series High Yield Bond Fund                              $23         $70         $120        $257
Penn Series Money Market Fund                                 $22         $67         $115        $247
Neuberger Berman Limited Maturity Bond Portfolio              $22         $68         $117        $251
Neuberger Berman Balanced Portfolio                           $25         $76         $130        $278
Neuberger Berman Partners Fund Portfolio                      $23         $70         $121        $259
Fidelity's Equity Income Portfolio                            $20         $62         $107        $231
Fidelity's Growth Portfolio                                   $21         $65         $111        $240
Fidelity's Asset Manager Portfolio                            $21         $64         $110        $237
Fidelity's Index 500                                          $17         $53          $92        $200
Morgan Stanley Dean Witter Emerging Markets
  Equity (International) Portfolio                            $32         $97         $166        $347

----------------
The examples are based upon Fund data for the fiscal year ended December 31, 1998. THESE ARE ONLY EXAMPLES. YOUR EXPENSES MAY BE MORE OR LESS THAN WHAT IS SHOWN.

-------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY

    The Penn Mutual Life Insurance Company. Penn Mutual is a Pennsylvania mutual life insurance company chartered in 1847. We are located at 600 Dresher Road, Horsham, PA 19044. Our mailing address is Philadelphia, PA 19172. We issue and are liable for all benefits and payments under the Contract.

-------------------------------------------------------------------------------
YEAR 2000

    The services we provide, as well as services provided by other companies, organizations and governmental entities generally, depend on the smooth functioning of computer systems. Many computer systems in use today cannot recognize the Year 2000, and may return to 1900 or some other date after December 31, 1999. If not corrected, these systems could fail or create erroneous results. We began addressing the Year 2000 problem actively in 1996. The effort involves assessing all of our computers, computer programs, and related equipment, making necessary changes, and assuring that all systems process dates correctly. We believe that we have designed and implemented an efficient process for identifying what needs to be changed. Although we cannot give assurance that we will have no Year 2000 problem, we expect our computer systems to perform satisfactorily in the Year 2000.

    Penn Mutual and the mutual funds that serve as investment options for the Separate Account have relationships with investment advisers, broker-dealers, transfer agents, custodians, and other service providers. We are contacting the funds and their vendors and service providers to obtain reasonable assurances that such service providers have taken appropriate measures to address the Year 2000 problem. Where practicable, we will assess and attempt to mitigate risks that the organizations upon which we depend are not Year 2000 compliant. We cannot, however, give assurance that failure of these firms to complete adequate preparations in a timely manner will not have an adverse effect on the Contracts.

   The Year 2000 Information and Readiness Disclosure Act passed by Congress in 1998 encourages businesses and other organizations to provide information about the readiness of their computer systems. The Act also provides certain protections to these organizations against potential liability for what they say about their readiness. We specifically designate the information about our readiness as readiness disclosure under the protections of the Act.

-------------------------------------------------------------------------------
THE SEPARATE ACCOUNT

   Penn Mutual established Penn Mutual Variable Annuity Account III (the "Separate Account") on April 13, 1982. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust and is a "separate account" within the meaning of the federal securities laws. The Separate Account is divided into subaccounts that invest in shares of different mutual funds.

   o The income, gains and losses of Penn Mutual do not have any effect on the income, gains or losses of the Separate Account or any subaccount.

   o The Separate Account and its subaccounts are not responsible for the liabilities of any other business of Penn Mutual.

-------------------------------------------------------------------------------
ACCUMULATION UNITS

   Your assets in the Separate Account are held as Accumulation Units of the subaccounts that you select. We value Accumulation Units on each day the New York Stock Exchange is open. When you invest in or transfer money to a subaccount, you receive the Accumulation Unit price next computed after we receive your purchase payment or transfer request at our administrative office. In the case of the your first purchase payment, you receive the price next computed after we accept your application to purchase a Contract.

   The value of an Accumulation Unit is $10 when a subaccount begins operation. The value of an Accumulation Unit may vary, and is determined by multiplying its last computed value by the net investment factor for the subaccount for the current valuation period. The net investment factor measures (1) investment performance of Fund shares held in the subaccount, (2) any taxes on income or gains from investments held in the subaccount and (3) the mortality and expense risk charge at an annual rate of 1.20% and contract administration charge at an annual rate of 0.15% assessed against the subaccount.

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VOTING INSTRUCTIONS

   You have the right to tell us how to vote proxies for the Fund shares in which your purchase payments are invested. If the law changes and permits us to vote the Fund shares, we may do so.

   If you are a Contract Owner, we determine the number of Fund shares that you may vote by dividing your interest in a subaccount by the net asset value per share of the Fund. If you are receiving annuity payments, we determine the number of Fund shares that you may vote by dividing the reserve allocated to the subaccount by the net asset value per share of the Fund. We may change these procedures whenever we are required or permitted to do so by law.

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INVESTMENT OPTIONS IN THE SEPARATE ACCOUNT

The Separate Account currently has subaccounts that invest in the following
Funds:

-------------------------------------------------------------------------------
PENN SERIES FUNDS, INC.:

   GROWTH EQUITY FUND - seeks long term growth of capital and increase of future income by investing primarily in common stocks of well established growth companies;

   VALUE EQUITY FUND - seeks to maximize total return (capital appreciation and income) primarily by investing in equity securities of companies believed to be undervalued considering such factors as assets, earnings, growth potential and cash flows;

   SMALL CAPITALIZATION FUND - seeks capital appreciation through investment in a diversified portfolio of securities consisting primarily of equity securities of companies with market capitalizations under $1 billion;

   EMERGING GROWTH FUND - seeks capital appreciation by investing primarily in common stocks of emerging growth companies with above-average growth prospects;

   FLEXIBLY MANAGED FUND - seeks to maximize total return (capital appreciation and income) by investing in common stocks, other equity securities, corporate debt securities, and/or short term reserves, in proportions considered appropriate in light of the availability of attractively valued individual securities and current and expected economic and market conditions;

   INTERNATIONAL EQUITY FUND - seeks to maximize capital appreciation by investing in a carefully selected diversified portfolio consisting primarily of equity securities. The investments will consist principally of equity securities of European and Pacific Basin countries;

   QUALITY BOND FUND - seeks the highest income over the long term consistent with the preservation of principal through investment primarily in marketable investment grade debt securities;

   HIGH YIELD BOND FUND - seeks high current income by investing primarily in a diversified portfolio of long term high-yield/high-risk fixed income securities in the medium to lower quality ranges; capital appreciation is a secondary objective; such securities, which are commonly referred to as "junk" bonds, generally involve greater risks of loss of income and principal than higher rated securities (see accompanying Penn Series prospectuses);

   MONEY MARKET FUND - seeks to preserve capital, maintain liquidity and achieve the highest possible level of current income consistent with these objectives, by investing in high quality money market instruments; an investment in the Fund is neither insured nor guaranteed by the U.S. Government and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

   Independence Capital Management, Inc., Horsham, Pennsylvania is investment adviser to each of the Funds. OpCap Advisors, New York, New York, is investment sub-adviser to the Value Equity and Small Capitalization Funds. T. Rowe Price Associates, Baltimore, Maryland, is investment sub-adviser to the Flexibly Managed and High Yield Bond Funds. Vontobel USA, Inc., New York, New York, is investment sub-adviser to the International Equity Fund. RS Investment Management, Inc., San Francisco, California, is investment sub-adviser to the Emerging Growth Fund.

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NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:

   LIMITED MATURITY BOND PORTFOLIO - seeks highest current income consistent with low risk to principal and liquidity, primarily by investing in a diversified portfolio of limited maturity debt securities. A secondary objective is capital appreciation.

   BALANCED PORTFOLIO - seeks long-term capital growth and reasonable current income without undue risk to principal through investment of a portion of its assets in common stock and a portion in debt securities.

   PARTNERS FUND PORTFOLIO - seeks capital growth by investing primarily in common stocks of established companies, using the value oriented investment approach. Neuberger Berman reserves the right to make changes in the investment objective, but will notify shareholders thirty days in advance of any proposed material change.

   Neuberger Berman Management Incorporated, New York, New York, is investment adviser to the Limited Maturity Bond Portfolio, the Balanced Portfolio and the Partners Portfolio.

-------------------------------------------------------------------------------

FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND:

   EQUITY-INCOME PORTFOLIO - seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

   GROWTH PORTFOLIO - seeks to achieve capital appreciation. The fund normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

   Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Equity-Income Portfolio and the Growth Portfolio.

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FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II:

   ASSET MANAGER PORTFOLIO - seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income investments.

   INDEX 500 PORTFOLIO - seeks to match the total return of the S&P 500 while keeping expenses low. The S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange.

   Fidelity Management & Research Company, Boston, Massachusetts, is investment adviser to the Asset Manager Portfolio and the Index 500 Portfolio.

-------------------------------------------------------------------------------
MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.:

   EMERGING MARKETS EQUITY (INTERNATIONAL) PORTFOLIO - seeks long term capital appreciation by investing primarily in equity securities of emerging market country issuers. The Portfolio will focus on economies that are developing strongly and in which the markets are becoming more sophisticated.

   Morgan Stanley Dean Witter Asset Management Inc., New York, New York, is investment adviser to the Emerging Markets Equity (International) Portfolio.

   SHARES OF PENN SERIES ARE SOLD TO OTHER VARIABLE LIFE AND VARIABLE ANNUITY SEPARATE ACCOUNTS OF PENN MUTUAL AND ITS SUBSIDIARY, THE PENN INSURANCE AND ANNUITY COMPANY. SHARES OF NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND II AND MORGAN STANLEY UNIVERSAL FUNDS, INC. ARE OFFERED NOT ONLY TO VARIABLE ANNUITY AND VARIABLE LIFE SEPARATE ACCOUNTS OF PENN MUTUAL, BUT ALSO TO SUCH ACCOUNTS OF OTHER INSURANCE COMPANIES UNAFFILIATED WITH PENN MUTUAL AND, IN THE CASE OF NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST AND MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC., DIRECTLY TO QUALIFIED PENSION AND RETIREMENT PLANS. FOR MORE INFORMATION ON THE POSSIBLE CONFLICTS INVOLVED WHEN THE SEPARATE ACCOUNT INVESTS IN FUNDS OFFERED TO OTHER SEPARATE ACCOUNTS, SEE THE FUND PROSPECTUSES.

READ THE PROSPECTUSES OF THESE FUNDS BEFORE INVESTING.

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THE FIXED INTEREST ACCOUNTS

   Interests in the Company's general account are not registered under the Securities Act of 1933 and the general account is not registered as an investment company under the Investment Company Act of 1940. The general account and any interests held in the general account are not subject to the provisions of these Acts. This Prospectus generally discusses only the variable portion of the Contract. The staff of the Securities and Exchange Commission has not reviewed the disclosure in this Prospectus relating to the Fixed Interest Accounts. Disclosure regarding the Fixed Interest Accounts, however, may be subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this Prospectus. See MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNT.

-------------------------------------------------------------------------------
THE CONTRACT

    An individual variable and fixed annuity contract may be an attractive long-term investment vehicle for many people. Our Contract allows you to invest in:
   o the Separate Account, through which you may invest in one or more of the available Funds of Penn Series Funds, Inc., Neuberger & Berman Advisers Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley Dean Witter Universal Funds, Inc. See THE SEPARATE ACCOUNT in this Prospectus.
   o one or more Fixed Interest Accounts. The Fixed Interest Accounts are guaranteed and funded by Penn Mutual through its general account. See THE FIXED INTEREST ACCOUNTS and MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS in this Prospectus.

You decide, within Contract limits,

   o how often you make a purchase payment and how much you invest;
   o the Funds and/or Fixed Interest Accounts in which your purchase payments are invested;
   o whether or not to transfer money among the available Funds and Fixed Interest Accounts;
   o the type of annuity that we pay and who receives it;
   o the Beneficiary or Beneficiaries to whom we pay death benefits; and
   o the amount and frequency of withdrawals from the Contract Value.

Your Contract has:

   o an Accumulation Period, during which you make one or more purchase payments and we invest your payments as you tell us; and
   o an Annuity Payout Period, during which we make annuity payments to you. Your Payout Period begins on your Annuity Date.

   We may amend your Contract at any time to comply with legal requirements. State law may require us to obtain your approval for any Contract amendment. We may, with approval of the Securities and Exchange Commission and the governing state insurance department, substitute another mutual fund for any of the Funds currently available.

   The Contract is available to individuals and institutions. The Contracts also may be issued as individual retirement annuities under section 408(b) of the Internal Revenue Code (the "Code") in connection with IRA rollovers and as tax-deferred annuities under Section 403(b) of the Code (often referred to as qualified Contracts).

   You may contact us by writing The Penn Mutual Life Insurance Company, Customer Service Group, Philadelphia, PA 19172. Or, you may call (800) 523-0650.

-------------------------------------------------------------------------------
HOW DO I PURCHASE A CONTRACT?

   Our representative will assist you in completing an application and sending it, together with a check for your first purchase payment, to our administrative office. All subsequent purchase payments should be sent to our administrative office. We usually accept an application to purchase a Contract within two business days after we receive it. If you send us an incomplete application, we will return your purchase payment to you within five business days unless you ask us to keep it while you complete the application.

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   The minimum purchase payment that we will accept is $5,000, although we may decide to accept lower amounts. We will accept total purchase payments under your Contract of up to $1 million. You must obtain our prior approval to make total purchase payments in excess of $1 million.

   The principal underwriter of the Contracts is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, PA 19044, a wholly-owned subsidiary of Penn Mutual.

-------------------------------------------------------------------------------
WHAT TYPES OF ANNUITY PAYMENTS MAY I CHOOSE?

   You may choose: (1) an annuity for a set number of years, (2) a life annuity,
(3) a life annuity with payments guaranteed for 10 or 20 years, (4) a joint and survivor life annuity or (5) any other form of annuity that we may agree upon. You may choose a variable annuity (except for a set number of years), a fixed annuity, or a combination of both. You may choose a person other than yourself to be the Annuitant. Currently, during the Annuity Payout Period, your variable annuity may not be allocated to more than four subaccounts.

   VARIABLE ANNUITY PAYMENTS. The size of your variable annuity payments will vary depending upon the performance of the investment options that you choose for the Annuity Payout Period. Your payments also will depend on the size of your investment, the type of annuity you choose, the expected length of the annuity period, and the annuity purchase rates and charges in your Contract.

   When you purchase a variable annuity, you will pick an assumed interest rate of 3% or 5%. If the annual net investment return during the annuity payout period is greater than the rate chosen, your annuity payments will increase. If the annual net investment return is less, your payments will decrease. Choosing a higher assumed interest rate would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. Choosing a lower assumed interest rate would have the opposite effect.

   During the Variable Annuity Payout Period, you (or your Beneficiary in the event of death) may transfer your Annuity Unit Values among four subaccounts of the Separate Account that you choose on the Annuity Date. You may not select other subaccounts after the Annuity Date.

   FIXED ANNUITY PAYMENTS. The size of your fixed annuity payments will not change. The size of these payments is determined by a number of factors, including the size of your investment, the form of annuity chosen, the expected length of the annuity period, and a guaranteed 3% rate of return.

   OTHER INFORMATION. Unless you tell us otherwise:

   o you will receive a life annuity with payments guaranteed for 10 years. Tax deferred annuities under Section 403(b) of the Code will receive a joint and survivor annuity.

   o the annuity will be split between fixed and variable in the same proportions as your Contract Value on the Annuity Date, except if your Contract Value is allocated to more than four subaccounts, the variable portion will be allocated to the Money Market subaccount until you give us instructions to allocate to not more than four subaccounts.

    o your annuity payments will begin on the later of (1) the first day of the next month after the Annuitant's 95th birthday or (2) 10 years after the contract date, unless state law requires an earlier Annuity Date. The Annuity Date under the Contract must be on the first day of a month.

    You may change the Annuity Date or your annuity option by giving us written notice at our administrative office at least 30 days prior to the current Annuity Date. If your Contract Value is less than $5,000, we may pay you in a lump sum. We usually make annuity payments monthly, starting with the Annuity Date, but we will pay you quarterly, semiannually or annually, if you prefer. If necessary, we will adjust the frequency of your payments so that payments are at least $50 each. For information on the treatment of annuity payments, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

-------------------------------------------------------------------------------
WHAT ARE THE DEATH BENEFITS UNDER MY CONTRACT?

    You may designate a Beneficiary in your application. If you fail to designate a Beneficiary, your Beneficiary will be your estate. You may change the Beneficiary at any time before your death or the death of the Annuitant, whichever occurs first.

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   If you die before the Annuity Date and you are not the Annuitant, we will pay your Beneficiary the Contract Value as of the date our administrative office receives proof of death and other information required to process the payment.
If you are the Annuitant, we will pay your Beneficiary the death benefit described in the next paragraph.

   If the Annuitant dies before the Annuity Date, we will pay a death benefit equal to the sum of the Variable Account death benefit and the Fixed Interest Account death benefit as of the date we receive proof of death and other information required to process the payment. The Variable Account death benefit is the greater of: (1) the Variable Account Value or; (2) all purchase payments allocated and transfers made to the Variable Account, less withdrawals and amounts transferred out. The Fixed Interest Account death benefit is the Fixed Interest Account Value.

   We generally pay the death benefit within seven days after we receive proof of death and all required information.

   ENHANCED GUARANTEED MINIMUM DEATH BENEFIT. If the Annuitant is 75 years of age or less, you may purchase an enhanced guaranteed minimum death benefit as part of your Contract. The enhanced guaranteed minimum death benefit is paid in place of the Variable Account death benefit, if it is greater, and if the Annuitant dies before the Annuity Date and before age 90. We offer two different enhanced guaranteed minimum death benefits. You may purchase either, but only at the time you purchase your Contract.

   The guaranteed minimum death benefit - step-up: This is the highest Variable Account Value on the current or prior contract anniversary dates, adjusted as follows. For this purpose, the Variable Account Value on an anniversary date will be adjusted upward by the amount of any purchase payments allocated and transfers made to the Variable Account after the anniversary date, and before the next anniversary date, and adjusted downward by an amount that is in the same proportion that the Variable Account Value was decreased by transfers and withdrawals (including any deferred sales charge) after the anniversary date and before the next anniversary date.

   The guaranteed minimum death benefit - rising floor: This is the sum of all purchase payments allocated and transfers made to the Variable Account, minus a reduction for any withdrawals or transfers made from the Variable Account (as described below), plus interest at 5%, calculated as follows. Interest is reflected for the periods amounts are held in the Variable Account, but not for any period after the Annuitant attains 80 years of age. If a withdrawal or transfer is made from the Variable Account prior to death, the guaranteed minimum death benefit will be reduced by an amount that is in the same proportion that the amount withdrawn or transferred from the Variable Account (including any contingent deferred sales charge) was to the Variable Account Value on the date of the withdrawal or transfer.

   The enhanced guaranteed minimum death benefit will terminate if you withdraw or transfer the full Variable Account Value from your Contract. For information on the cost of the enhanced guaranteed minimum death benefits, see WHAT CHARGES DO I PAY? In this Prospectus.

   CHOOSING A LUMP SUM OR ANNUITY. Your Beneficiary has one year from your death to choose to receive the death benefit in a lump sum or as an annuity.

   o The Beneficiary has only 60 days to make this election if the death benefit is paid upon death of an Annuitant other than you.

   o If the Beneficiary chooses a lump sum, he or she may ask us to postpone payment of the lump sum for up to five years (until paid out, the death benefit will be allocated to subaccounts of the Separate Account and/or Fixed Interest Accounts as directed by the Beneficiary).

   o If the Beneficiary chooses an annuity, we will begin annuity payments no later than one year from the date of death. Payments will be made over the Beneficiary's life or over a period not longer than the Beneficiary's life expectancy.

   o If an election is not made within one year of the date of death of the Contract Owner or within 60 days of the death of an Annuitant other than you, the death benefit will be paid to the Beneficiary in a lump sum.

   If your Beneficiary is your surviving spouse, he or she may become the Contract Owner rather than receive the death benefit. If there is more than one surviving Beneficiary, they must choose their portion of the death benefit in accordance with the above options. If the Annuitant dies on or after the Annuity Date, the death benefit payable, if any, will be paid in accordance with your choice of annuity.

   For information on the tax treatment of death benefits, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

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MAY I TRANSFER MONEY AMONG SUBACCOUNTS AND THE FIXED INTEREST ACCOUNTS?

   BEFORE THE ANNUITY DATE. You may transfer amounts from one subaccount of the Separate Account to another subaccount of the Separate Account. Within Contract limits, you also may transfer from the subaccounts of the Separate Account to the One Year Fixed Interest Account. You may not transfer amounts from the subaccounts of the Separate Account to the Six Month Fixed Interest Account. You may transfer from the One Year Fixed Interest Account to the Variable Account only at the completion of the interest period or within 25 days thereafter. You may transfer from the Six Month Fixed Interest Account to the Variable Account as described under "Dollar Cost Averaging" below or 100% at any time.

   AFTER THE ANNUITY DATE. You may transfer amounts from one subaccount of the Separate Account to another. Transfers are limited to the four subaccounts selected at the time of annuitization. Upon your death or the death of the Annuitant, a Beneficiary who is receiving annuity payments may transfer amounts among the subaccounts of the Separate Account.

   o Transfers will be based on values at the end of the valuation period in which the transfer request is received at our administrative office.

   o The minimum amount that may be transferred is $250 or, if less, the amount held in the subaccount or Fixed Interest Account. In the case of partial transfers, the amount remaining in the subaccount or Fixed Interest Account must be at least $250.

   o A transfer request must be received at our administrative office and all other administrative requirements for transfer must be met to make the transfer. Neither we nor the Separate Account will be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We require certain personal identifying information to process a request for transfer made over the telephone.

   DOLLAR COST AVERAGING. Dollar cost averaging is a way to invest in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over market cycles. You can have a fixed percentage of your purchase payments transferred monthly or quarterly from one account to other accounts to achieve dollar cost averaging. These transfers may be made only from one of the following accounts:
Money Market Subaccount, Limited Maturity Bond Subaccount, Quality Bond Subaccount, or the Six Month Fixed Interest Account. You may do this for up to 60 months with a maximum of 6 months for the Six Month Fixed Interest Account, or until you tell us to change or cancel the dollar cost averaging. If you stop dollar cost averaging during a six month period, any money left in the Six Month Fixed Interest Account will be transferred into the One Year Fixed Interest Account. If you stop dollar cost averaging at the end of a six month period, you may ask us to transfer money left in the Six Month Fixed Interest Account to the One Year Fixed Interest Account.

   AUTOMATIC REBALANCING. Automatic Rebalancing is a way to transfer money from those subaccounts that have increased in value to those subaccounts that have decreased in value. Over time, this may help you to sell high and buy low, although there can be no assurance of this. If you have a Contract Value of at least $10,000 you may elect to have your investments in subaccounts of the Separate Account automatically rebalanced. We will transfer funds under your Contract on a quarterly (calendar) basis among the subaccounts to maintain a specified percentage allocation among your selected variable investment options.

   Dollar cost averaging and automatic rebalancing may not be in effect at the same time.

   For tranfers other than dollar cost averaging and automatic rebalancing, we reserve the right to charge a fee, although we have no present intention of doing so.

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MAY I WITHDRAW ANY OF MY MONEY?

   Before the Annuity Date and the death of the Contract Owner or Annuitant, you may withdraw all or part of your Contract Value. We base your withdrawal on your Contract Value next determined after we receive a proper written request for withdrawal at our administrative office (and the Contract, in case of a full withdrawal). We normally will pay you within seven days. You may pay tax when you make a withdrawal, including an additional 10% tax under certain circumstances. See FEDERAL INCOME TAX CONSIDERATIONS.

   o The minimum withdrawal is $500. If it is your first withdrawal in a Contract Year, the minimum withdrawal is the Free Withdrawal Amount if less than $500. The Free Withdrawal Amount is equal to 15% of the purchase payments as of the date of the request.

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   o You may make a partial withdrawal only if the amount remaining in the contract is at least $5,000 and the balance remaining in each subaccount or a fixed interest account is at least $250.

   o If you do not tell us otherwise, the withdrawal will be taken pro rata from the variable subaccounts; if the partial withdrawal exhausts your Variable Account Value, then any remaining withdrawal will be taken from a fixed interest account beginning with the fixed interest account with the shortest interest period.

   SYSTEMATIC WITHDRAWALS. If your Contract Value is at least $25,000 and you have not made a Free Withdrawal in the current contract year, you can make systematic withdrawals. These are regular payments that we make to you on a monthly, quarterly, semiannual or annual basis. It is a convenient way for you to withdraw a limited percentage of purchase payments without incurring a contingent deferred sales charge. The total amount that you withdraw in a Contract Year cannot exceed your Free Withdrawal Amount, and the minimum amount of each withdrawal payment is $100. Your payments will begin on the next withdrawal date after we receive your request. See FREE WITHDRAWALS below. For information on the tax treatment of withdrawals, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.

   403(B) WITHDRAWALS. There are restrictions on withdrawals from Contracts qualifying under Section 403(b) of the Code. Generally, withdrawals may be made only if the Contract Owner is over the age of 59 1/2, leaves the employment of the employer, dies, or becomes disabled as defined in the Code. Withdrawals (other than withdrawals attributable to income earned on purchase payments) may also be possible in the case of hardship as defined in the Code. The restrictions do not apply to transfers among subaccounts and may also not apply to transfers to other investments qualifying under Section 403(b). For information on the tax treatment of withdrawals under Section 403(b) Contracts, see FEDERAL INCOME TAX CONSIDERATIONS in this Prospectus.
-------------------------------------------------------------------------------
DEFERMENT OF PAYMENTS AND TRANSFERS

   We reserve the right to defer a withdrawal, a transfer of Contract Value, or annuity payments funded by the Separate Account if: (a) the New York Stock Exchange is closed (other than customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists that makes it impractical for us to dispose of securities held in the Separate Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of investors. Conditions described in (b) and (c) will be decided by, or in accordance with rules of, the Commission.

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WHAT CHARGES DO I PAY?

   The following discussion explains the Contract charges that you pay. You also pay expenses of the Funds that you select as investment options in the Separate Account. See the prospectuses of the Funds for information on Fund expenses.

   ADMINISTRATION CHARGES:

   These charges reimburse us for administering the Contract and the Separate Account.

   o We deduct from your Variable Account Value an annual contract administration charge that is the lesser of $40 or 2% of your Variable Account Value. You will not pay this charge if your Variable Account Value is more than $100,000. To pay this charge, we cancel Accumulation Units credited to your Contract, pro rata among the subaccounts in which you invest.

   o We deduct from the net asset value of the Separate Account a daily administration charge that will not exceed an effective annual rate of 0.15%.

   For transfers among investment options other than dollar cost averaging and automatic rebalancing, we reserve the right to charge for making the transfer, although we have no present intention of doing so.

   MORTALITY AND EXPENSE RISK CHARGE:

   We deduct from the net asset value of the Separate Account a daily mortality and expense risk charge that will not exceed an effective annual rate of 1.20%.This charge compensates us for the mortality-related guarantees we make under the Contract (e.g., the death benefit and the guarantee that the annuity factors will never be decreased even if mortality experience is substantially different than originally assumed), and for the risk that our administration charges will be insufficient to cover administration expenses over the life of the Contracts. The mortality and expense risk charge is paid during both the accumulation and variable annuity pay-out phases of the Contract.

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   CONTINGENT DEFERRED SALES CHARGE:

   This charge pays for our sales expenses. Sales expenses that are not covered by the deferred sales charge are paid from the surplus of the Company, which may include proceeds from the mortality and expense risk charge.

   You pay this charge only if you withdraw a purchase payment within seven years of the effective date of payment. The following table shows the schedule of the contingent deferred sales charge that will be applied to withdrawal of a purchase payment, after allowing for the free withdrawals which are described in the next subsection. Purchase payments will be treated as withdrawn on a first-in, first-out basis.

      NUMBER OF FULL CONTRACT
   YEARS SINCE PURCHASE PAYMENT                 APPLICABLE CHARGE
-------------------------------------------------------------------------------
               0                                        7%
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               1                                        7%
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               2                                        6%
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               3                                        5%
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               4                                        4%
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               5                                        3%
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               6                                        1.5%
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               7+                                       0%
-------------------------------------------------------------------------------

   The contingent deferred sales charge may be reduced on Contracts sold to a trustee, employer or similar party pursuant to a retirement plan or to a group of individuals, if such sales are expected to involve reduced sales expenses. The amount of reduction will depend upon such factors as the size of the group, any prior or existing relationship with the purchaser or group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. The reduction will not unfairly discriminate against any Contract Owner.

   FREE WITHDRAWALS:

   SEVEN-YEAR-OLD PURCHASE PAYMENTS. You may withdraw any purchase payment that was made more than 7 years before the withdrawal without incurring a contingent deferred sales charge.

   ANNUAL WITHDRAWALS OF 15% OF PURCHASE PAYMENTS. On the last day of the first contract year and once each contract year thereafter, you may withdraw, without incurring a contingent deferred sales charge, up to 15% of total purchase payments as of the date of the request. You may take a free withdrawal on a single sum basis or systematically, but not both. The free withdrawal amount will be applied to purchase payments on a first-in, first-out basis. With respect to any withdrawal in excess of the free withdrawal limit in a contract year, the contingent deferred sales charge schedule set forth above will apply to the remainder of the purchase payments so withdrawn on a first-in, first-out basis. This free withdrawal applies only to the first withdrawal request made in a contract year and the amount is not cumulative from year to year.

   MEDICALLY RELATED WITHDRAWAL. Subject to state law, after the first contract year and before the Annuity Date, you may withdraw, without incurring a contingent deferred sales charge, all or part of your Contract Value if certain medically related contingencies occur. This free withdrawal is available if you are: (1) first confined in a nursing home or hospital while this Contract is in force and remain confined for at least 90 days in a row; or (2) first diagnosed as having a fatal illness (an illness expected to result in death within 2 years for 80% of diagnosed cases) while this Contract is in force. The precise terms and conditions of this benefit are set forth in the Contract. It is not available if your age at issue is greater than 75. The medically related contingencies that must be met for free withdrawal vary in some states.

   DISABILITY RELATED WITHDRAWAL. You may withdraw, without incurring a contingent deferred sales charge, part or all of your Contract Value if you (you or the Annuitant for qualified Contracts) become totally disabled as defined in the Contract.

   OTHER WITHDRAWALS:

There is no contingent deferred sales charge imposed upon minimum distributions under qualified contracts which are required by the Code.

-------------------------------------------------------------------------------
   ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (OPTIONAL):

   If you purchase an Enhanced Guaranteed Minimum Death Benefit as part of your Contract, we will deduct a guaranteed minimum death benefit charge from the Variable Account Value. The charge is currently 0.20% of the average annual Variable Account Value, but may be raised to a maximum rate of 0.25% at the discretion of Penn Mutual. The charge will be made on each Contract anniversary and at any time the Variable Account Value is withdrawn or transferred in full. The charge will be deducted by canceling Accumulation Units credited to your Contract, with the charge allocated pro rata among the subaccounts comprising the Variable Account Value.

   PREMIUM TAXES:

   Some states and municipalities impose premium taxes on purchase payments received by insurance companies. Generally, any premium taxes payable will be deducted upon annuitization, although we reserve the right to deduct such taxes when due in jurisdictions that impose such taxes on purchase payments. Currently, state premium taxes on purchase payments range from 0% to 3 1/2%.

-------------------------------------------------------------------------------
PERFORMANCE INFORMATION

   We may advertise total return performance and annual charges in accumulation unit values.

    Information on total return performance will include average annual rates of total return for one, five and ten year periods, or lesser periods depending on how long the underlying Fund has been available through a subaccount of the Separate Account. Average annual total return figures will show the average annual rates of increase or decrease in investments in the subaccounts, assuming a hypothetical $1,000 investment at the beginning of the period, withdrawal of the investment at the end of the period, and the deduction of all applicable fund and Contract charges. We also may show average annual rates of total return, assuming investment on the inception date of the underlying Fund, other amounts invested at the beginning of the period and no withdrawal at the end of the period. Average annual total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the contingent deferred sales charge (if applicable, the contingent deferred sales charge would reduce the amount that may be withdrawn under the Contracts).

-------------------------------------------------------------------------------
MORE INFORMATION ABOUT THE FIXED INTEREST ACCOUNTS

GENERAL INFORMATION

   You may allocate or transfer money to our One Year Fixed Interest Account. The interest rate that you earn on money in this account is set at the time you invest and will not vary during the one year period. The rate will never be less than 3%.

   If you participate in our dollar cost averaging program, you may allocate money to our Six Month Fixed Interest Account. The interest rate that you earn is set at the time that you invest and will not vary during the six month period. The rate will never be less than 3%. If you stop dollar cost averaging before your money has been in this account six months, your money will be transferred to the One Year Fixed Interest Account unless you specify a different investment option.

   You may transfer money in the Fixed Interest Accounts to subaccounts of the Separate Account, subject to the fixed interest account provisions of your Contract. If you do not withdraw or reallocate money in the One Year Fixed Interest Account within 25 days after the end of an interest period, we will treat it as a new allocation to the One Year Fixed Interest Account.

-------------------------------------------------------------------------------
LOANS UNDER SECTION 403(B) CONTRACTS

   If your Contract qualifies under Section 403(b) of the Code, and if state law permits, you may be able to borrow against money that you have invested in a Fixed Interest Account. Review your Contract loan endorsement or consult our representative for a complete description of the terms of the loan privilege, including minimum and maximum loan amounts, repayment terms, and restrictions on prepayments.

   When you borrow, an amount equal to your loan will be transferred, as collateral, from your Separate Account subaccounts to an account in our general account called the "Restricted Account." Amounts transferred to the Restricted Account currently earn interest at a rate of 1 1/2 percentage points less than the rate of interest that we charge you on the loan. The lowest possible interest that you could earn on your Restricted Account assets is 2 1/2 percentage points less than the rate charged on the loan. On your Contract Anniversary, the accrued interest in the Restricted Account will be transferred to your Separate Account subaccounts in accordance with your current payment allocation instructions.

-------------------------------------------------------------------------------
   Loan repayments are due quarterly. When you repay part of your loan, we transfer an amount equal to the principal portion of the repayment from the Restricted Account to the Money Market subaccount. You may then transfer amounts from the Money Market subaccount to the other investment options offered under the Contract.

   If you are in default, we will report the default to the Internal Revenue Service as a taxable distribution and, if you are then under age 59 1/2, as a premature distribution that may be subject to a 10% penalty.We will repay the loan by withdrawing the amount in default, plus interest and any applicable contingent deferred sales charge, from your Separate Account subaccounts in accordance with your Loan Request and Agreement. If Section 403(b) prevents us from doing this, your outstanding loan balance will continue to accrue interest and the amount due will be withdrawn when a withdrawal becomes permissible. While a loan balance is outstanding, any withdrawal or death benefit proceeds must first be used to pay the loan.

   Loans are subject to the terms of your Contract, your Section 403(b) plan and the Code, and, in the case of plans subject to the Employee Retirement Income Security Act of 1974, the ERISA regulations on plan loans, all of which may impose restrictions. We reserve the right to suspend, modify or terminate the availability of loans. Where there is a plan fiduciary, it is the responsibility of the fiduciary to ensure that any Contract loans comply with plan qualification requirements, including ERISA.

-------------------------------------------------------------------------------
FEDERAL INCOME TAX CONSIDERATIONS

   The following is a general summary of some federal income tax considerations. It is based on the law in effect on the date of this Prospectus, which may change, and does not address state or local tax laws. For further information, you should consult qualified tax counsel.

   You pay no federal income tax on increases in the value of your Contract until money is distributed to you or your beneficiary as a withdrawal, death benefit or an annuity payment.

   WITHDRAWALS AND DEATH BENEFITS. You may pay tax on a withdrawal, and your beneficiary may pay tax on a death benefit. The taxable portion of these payments generally will be the amount by which the payment exceeds your cost. Thus, you or your Beneficiary generally will have taxable income to the extent that your Contract Value exceeds your purchase payments. Ordinary income tax rates apply. If you designate a Beneficiary who is either 37 1/2 years younger than you or your grandchild, you may obtain Generation Skipping Transfer Tax treatment under Section 2601 of the Code.

   In the case of a nonqualified Contract and death of an Annuitant who was not the Contract Owner, an election to receive the death benefit in the form of annuity payment must be made within 60 days. If such election is not made, the gain from the Contract will generally be taxed as a lump sum payment, as described in the preceding paragraph.

   ANNUITY PAYMENTS. The taxable portion of an annuity payment generally is determined by a formula that establishes the ratio of the cost basis of the Contract (as adjusted for any refund feature) to the expected return under the Contract. The taxable portion, which is the amount of the annuity payment in excess of the cost basis, is taxed at ordinary income tax rates.

   Subject to certain exceptions, a Contract must be held by or on behalf of a natural person in order to be treated as an annuity contract under federal income tax law and to be accorded the tax treatment described in the preceding paragraphs. If a contract is not treated as an annuity contract for federal income tax purposes, the income on the Contract is treated as ordinary income received or accrued by the Contract Owner during the taxable year.

    EARLY WITHDRAWALS. An additional income tax of 10% may be imposed on the taxable portion of an early withdrawal or distribution unless one of several exceptions apply. Generally, there will be no additional income tax on

   o early withdrawals that are part of a series of substantially equal periodic payments (not less frequently than annually) made for life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and a Beneficiary;

   o withdrawals made on or after age 59 1/2;

   o on distributions made after death;

   o withdrawals attributable to total and permanent disability.

   TRANSFERS. You may pay tax if you transfer your Contract to someone else. If the transfer is for less than adequate consideration, the taxable portion would be the Contract Value at the time of transfer over the investment in the Contract at such time. This rule does not apply to transfers between spouses or to transfers incident to a divorce.

-------------------------------------------------------------------------------
   Separate Account Diversification. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract which is not purchased under a qualified retirement plan or certain other types of plans (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity contract for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Separate Account, through each of the available funds of the Penn Series Funds, Inc., Neuberger & Berman Advisers Management Trust, Variable Insurance Products Fund, Variable Insurance Products Fund II, and Morgan Stanley Universal Funds, Inc. intends to comply with those requirements. The requirements are briefly discussed in the accompanying prospectuses for the underlying funds.

   The Treasury Department has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. If a variable contract owner is treated as owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. In 1984 the Treasury Department announced that it would provide guidance, by way of regulation or ruling, on the "extent to which Policyholders may direct their investments to particular subaccounts without being treated as owners of underlying assets." As of the date of this Prospectus, no ruling or regulation has been issued.

   QUALIFIED PLANS. The Contracts may be used in connection with certain retirement plans that qualify for special tax treatment under the Code. The plans include rollover individual retirement annuities qualified under Section 408(b) of the Code (referred to as IRAs) and certain tax deferred annuities qualified under Section 403(b) of the Code. Qualified Contracts have special provisions in order to be treated as qualified under the Code.

   For some types of qualified retirement plans, there may be no cost basis in the Contract. In this case, the total payments received may be taxable. Before purchasing a contract under a qualified retirement plan, the tax law provisions applicable to the particular plan should be considered.

   Distribution must generally commence from individual retirement annuities and from contracts qualified under Section 403(b) no later than the April 1 following the calendar year in which the Contract Owner attains age 70 1/2. Failure to make such required minimum distributions may result in a 50% tax on the amount of the required distribution.

   Generally, under a nonqualified annuity or rollover individual retirement annuity qualified under Section 408(b), unless the Contract Owner elects to the contrary, any amounts that are received under the Contract that the Company believes are includable in gross income for tax purposes will be subject to mandatory withholding to meet federal income tax obligations. The same treatment will apply to distributions from a Section 403(b) annuity that are payable as an annuity for the life or life expectancy of one or more individuals, or for a period of at least 10 years, or are required minimum distributions. Other distributions from a qualified plan or a Section 403(b) annuity are subject to mandatory withholding, unless an election is made to receive the distribution as a direct rollover to another eligible retirement plan.

    This general summary of federal income tax does not address every issue that may affect you. You should consult qualified tax counsel.

-------------------------------------------------------------------------------
FINANCIAL STATEMENTS

   The consolidated financial statements of The Penn Mutual Life Insurance Company and the financial statements of the Separate Account at December 31, 1998 and for the year then ended appear in the Statement of Additional Information. The consolidated financial statements of Penn Mutual should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Contracts.

   New subaccounts of the Separate Account have been established under the Contracts subsequent to December 31, 1998. No amounts were allocated to the subaccounts as of December 31, 1998. There are, therefore, no unit values for the subaccounts at December 31, 1998.

-------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION CONTENTS

-------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS                                      B-
   First Variable Annuity Payments                             B-
   Subsequent Variable Annuity Payments                        B-
   Annuity Units                                               B-
   Value of Annuity Units                                      B-
   Net Investment Factor                                       B-
   Assumed Interest Rate                                       B-
   Valuation Period                                            B-

-------------------------------------------------------------------------------
PERFORMANCE DATA                                               B-
   Average Annual Total Return                                 B-

-------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES                      B-

-------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS                                      B-

-------------------------------------------------------------------------------
CUSTODIAN                                                      B-

-------------------------------------------------------------------------------
INDEPENDENT AUDITORS                                           B-

-------------------------------------------------------------------------------
LEGAL MATTERS                                                  B-

-------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                           B-

                                                         (logo) Penn
                                                                Mutual
                                                          A better way of life

                                                          The Penn Mutual
                                                          Life Insurance Company
                                                          Philadelphia, PA 19172

                                     PART B


                       Information Required in a Statement

                            of Additional Information

STATEMENT OF ADDITIONAL INFORMATION -- MAY 1, 1999


                                                                           LOGO


Penn Mutual Variable Account III
The Penn Mutual Life Insurance Company
Philadelphia, Pennsylvania 19172 o Telephone (800) 523-0650

This statement of additional information is not a prospectus. It should be read in conjunction with the current Prospectus for the Pennant Select Contract, dated May 1, 1999. The Contract is funded through Penn Mutual Variable Account III (referred to as the "Separate Account"). To obtain a prospectus you may write to The Penn Mutual Life Insurance Company (the "Company"), Customer Service Group, Philadelphia, PA 19172. Or you may call (800) 523-0650. Terms used in this statement of additional information have the same meaning as the Prospectus.


TABLE OF CONTENTS


--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS ......................................................  B-2
 First Variable Annuity Payments ...............................................  B-2
 Subsequent Variable Annuity Payments ..........................................  B-2
 Annuity Units .................................................................  B-2
 Value of Annuity Units ........................................................  B-2
 Net Investment Factor .........................................................  B-2
 Assumed Interest Rate .........................................................  B-3
 Valuation Period ..............................................................  B-3
--------------------------------------------------------------------------------
PERFORMANCE DATA ...............................................................  B-3
 Average Annual Total Return ...................................................  B-3
--------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES ......................................  B-8
--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS ......................................................  B-8
--------------------------------------------------------------------------------
CUSTODIAN ......................................................................  B-8
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS ...........................................................  B-8
--------------------------------------------------------------------------------
LEGAL MATTERS ..................................................................  B-8
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS ...........................................................  B-8
--------------------------------------------------------------------------------

                           VARIABLE ANNUITY PAYMENTS


FIRST VARIABLE ANNUITY PAYMENT

     When a variable annuity is effected, we will first deduct applicable premium taxes, if any, from the Contract Value. The dollar amount of the first monthly annuity payment will be determined by applying the net Contract Value to the annuity table set forth in the contract for the annuity option chosen. The annuity tables show the amount of the first monthly income payment under each annuity option for each $1,000 of value applied, based on the Annuitant's age at the Annuity Date. The annuity tables are based on the Annuity 2000 Basic Table with interest rates at 3% or 5%.

SUBSEQUENT VARIABLE ANNUITY PAYMENTS

     The dollar amount of subsequent variable annuity payments will vary in accordance with the investment experience of the subaccount(s) of the Separate Account applicable to the annuity. Each subsequent variable annuity payment will equal the number of annuity units credited, multiplied by the value of the annuity unit for the valuation period. The Company guarantees that the amount of each subsequent annuity payment will not be affected by variations in expense or mortality experience.

ANNUITY UNITS

     For each subaccount selected, the number of annuity units is the amount of the first annuity payment allocated to the subaccount divided by the value of an annuity unit for the subaccount on the Annuity Date. The number of your annuity units will not change as a result of investment experience.

VALUE OF ANNUITY UNITS

     The value of an annuity unit for each subaccount was arbitrarily set at $10 when the subaccount was established. The value may increase or decrease from one valuation period to the next. For a valuation period, the value of an annuity unit for a subaccount is the value of an annuity unit for the subaccount for the last prior valuation period multiplied by the net investment factor for the subaccount for the valuation period. The result is then multiplied by a factor to neutralize an assumed interest rate of 3% or 5%, as applicable, built into the annuity tables.

NET INVESTMENT FACTOR

     For any subaccount, the net investment factor for a valuation period is determined by dividing (a) by (b) and subtracting (c):

WHERE (A) IS:

     The net asset value per share of the mutual fund held in the subaccount, as of the end of the valuation period

     PLUS

   The per share amount of any dividend or capital gain distributions by the mutual fund if the "ex- dividend" date occurs in the valuation period

     PLUS OR MINUS

   A per share charge or credit, as we may determine as of the end of the valuation period, for provision for taxes (if applicable).

WHERE (B) IS:

     The net asset value per share of the mutual fund held in the subaccount as of the end of the last prior valuation period

     PLUS OR MINUS

     The per share charge or credit for provision for taxes as of the end of the last prior valuation period (if applicable).

WHERE (C) IS:

   The sum of the mortality and expense risk charge and the daily administration charge. On an annual basis, the sum of such charges equals 1.35% of the daily net asset value of the subaccount.

ASSUMED INTEREST RATE

     Assumed interest rates of 3% or 5% are included in the annuity tables in the contracts. A higher assumption would mean a higher first annuity payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate on an annual basis is equal to the assumed interest rate you have selected, annuity payments will be level.


VALUATION PERIOD

     Valuation period is the period from one valuation of underlying fund assets to the next. Valuation is performed each day the New York Stock Exchange is open for trading.


                               PERFORMANCE DATA


AVERAGE ANNUAL TOTAL RETURN

     The performance data in the following tables include average annual total return of subaccounts of the Separate Account computed in accordance with the standard formula and limitations prescribed by the Securities and Exchange Commission and average annual total return and cumulative total return information based upon different hypothetical assumptions.

Table 1 Average Annual Total Return On $1,000 Investment -- Computed as Prescribed by the SEC

                                                                             AVERAGE ANNUAL TOTAL RETURN
                                                              ---------------------------------------------------------
                                                                   FROM           TEN           FIVE           ONE
                                                                INCEPTION        YEARS         YEARS           YEAR
                                                 INCEPTION       THROUGH         ENDED         ENDED          ENDED
FUND (MANAGER)                                     DATE*         12/31/98       12/31/98      12/31/98       12/31/98
---------------------------------------------   -----------   -------------   -----------   -----------   -------------
Growth Equity (a)                                 6/01/83       13.91%        14.96%        17.66%          31.22%
     (Independence Capital)
Value Equity (a)                                  3/17/87       12.36%        13.04%        16.99%           1.45%
     (OpCap)
Small-Cap Fund                                    5/01/95        8.83%         n/a           n/a           (15.95%)
     (OpCap)
Emerging Growth Fund (a)                          5/01/95       39.01%         n/a           n/a            25.68%
     (RS Investment Management)
Flexibly Managed (a)                              7/31/84       13.26%        11.26%        10.42%         ( 1.79%)
     (T. Rowe Price)
International Equity (a)                         11/02/92       12.52%         n/a           8.07%          10.04%
     (Vontobel)
Quality Bond (a)                                  3/17/87        6.66%         7.35%         4.91%           1.99%
     (Independence Capital)
High Yield Bond (a)                               8/06/84        8.77%         8.20%         6.08%         ( 3.00%)
     (T. Rowe Price)
Balanced Portfolio (b)                             5/1/93        9.89%         n/a           9.18%           3.85%
     (Neuberger & Berman)
Limited Maturity Bond Portfolio (b)                5/1/93        3.40%         n/a           3.01%         ( 3.37%)
     (Neuberger & Berman)
Partners Fund Portfolio (b)                        5/1/97       13.06%         n/a           n/a           ( 3.54%)
     (Neuberger & Berman)
Equity-Income Portfolio (c)                        5/1/95       18.32%         n/a           n/a             3.34%
     (Fidelity Investments)
Growth Portfolio (c)                               5/1/95       25.85%         n/a           n/a            29.20%
     (Fidelity Investments)
Asset Manager Portfolio (d)                        5/1/95       15.32%         n/a           n/a             6.52%
     (Fidelity Investments)
Index 500 (d)                                      5/1/97       23.08%         n/a           n/a            18.85%
     (Fidelity Investments)
Emerging Markets Equity (International) (e)        5/1/97      (23.23%)        n/a           n/a           (29.91%)
     (Morgan Stanley Dean Witter)


-----------
* DATE THE UNDERLYING FUND WAS FIRST OFFERED THROUGH A SUBACCOUNT OF THE SEPARATE ACCOUNT.
(A) PENN SERIES FUNDS, INC.
(B) NEUBERGER AND BERMAN ADVISERS MANAGEMENT TRUST
(C) VARIABLE INSURANCE PRODUCTS FUND
(D) VARIABLE INSURANCE PRODUCTS FUND II
(E) MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.

Table 2 Average Annual Total Return On $1,000 Investment -- Assumes No
      Contingent Deferred Sales Charge and Investment on Inception Date of the Underlying Fund

                                                                             AVERAGE ANNUAL TOTAL RETURN
                                                              ---------------------------------------------------------
                                                                   FROM           TEN           FIVE           ONE
                                                                INCEPTION        YEARS         YEARS           YEAR
                                                 INCEPTION       THROUGH         ENDED         ENDED          ENDED
FUND (MANAGER)                                     DATE*         12/31/98       12/31/98      12/31/98       12/31/98
---------------------------------------------   -----------   -------------   -----------   -----------   -------------
Growth Equity (a)                                06/01/83       13.91%        14.96%        18.26%          39.53%
     (Independence Capital)
Value Equity (a)                                 03/17/87       12.36%        13.04%        17.60%           7.88%
     (OpCap)
Small-Cap Fund                                   03/01/95        9.63%           n/a           n/a         (10.61%)
     (OpCap)
Emerging Growth Fund (a)                         05/01/97       44.22%           n/a           n/a          33.65%
     (RS Investment Management)
Flexibly Managed (a)                             07/31/84       13.26%        11.26%        10.99%           4.43%
     (T. Rowe Price)
International Equity (a)                         11/01/92       12.76%           n/a         8.63%          17.02%
     (Vontobel)
Quality Bond (a)                                 03/17/87        6.66%         7.35%         5.46%           8.46%
     (Independence Capital)
High Yield Bond (a)                              08/06/84        8.77%         8.20%         6.63%           3.15%
     (T. Rowe Price)
Balanced Portfolio (b)                           02/28/89        9.64%           n/a         9.74%          10.44%
     (Neuberger & Berman)
Limited Maturity Bond Portfolio (b)              09/10/84        6.32%         5.17%         3.55%           2.76%
     (Neuberger & Berman)
Partners Fund Portfolio (b)                      03/22/94       17.92%           n/a           n/a           2.58%
     (Neuberger & Berman)
Equity-Income Portfolio (c)                      10/09/86       12.72%        13.91%        16.99%           9.90%
     (Fidelity Investments)
Growth Portfolio (c)                             10/09/86       15.64%        17.66%        19.90%          37.39%
     (Fidelity Investments)
Asset Manager Portfolio (d)                      09/06/89       11.29%           n/a        10.09%          13.27%
     (Fidelity Investments)
Index 500 (d)                                    08/27/92       19.40%           n/a        21.87%          26.38%
     (Fidelity Investments)
Emerging Markets Equity (International) (e)      10/01/96      (13.83%)          n/a           n/a        (25.47%)
     (Morgan Stanley Dean Witter)


-----------
*   REPRESENTS THE DATE THE UNDERLYING FUND WAS ESTABLISHED.
(A) PENN SERIES FUNDS, INC.
(B) NEUBERGER AND BERMAN ADVISERS MANAGEMENT TRUST
(C) VARIABLE INSURANCE PRODUCTS FUND
(D) VARIABLE INSURANCE PRODUCTS FUND II
(E) MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.

Table 3 Average Annual Total Return On $10,000 Investment -- Assumes No
      Contingent Deferred Sales Charge and Investment on the Inception Date of Underlying Fund

                                                                             AVERAGE ANNUAL TOTAL RETURN
                                                              ---------------------------------------------------------
                                                                   FROM           TEN           FIVE           ONE
                                                                INCEPTION        YEARS         YEARS           YEAR
                                                 INCEPTION       THROUGH         ENDED         ENDED          ENDED
FUND (MANAGER)                                     DATE*         12/31/98       12/31/98      12/31/98       12/31/98
---------------------------------------------   -----------   -------------   -----------   -----------   -------------
Growth Equity (a)                                06/01/83       14.01%        15.10%        18.45%          39.75%
  (Independence Capital)
Value Equity (a)                                 03/17/87       12.50%        13.18%        17.76%           8.09%
     (OpCap)
Small-Cap Fund                                   03/01/95        9.80%           n/a           n/a         (10.40%)
     (OpCap)
Emerging Growth Fund (a)                         05/01/97       44.42%           n/a           n/a          33.86%
     (RS Investment Management)
Flexibly Managed (a)                             07/31/84       13.35%        11.40%        11.17%           4.65%
     (T. Rowe Price)
International Equity (a)                         11/01/92       12.93%           n/a         8.83%          17.23%
     (Vontobel)
Quality Bond (a)                                 03/17/87        6.82%         7.51%         5.66%           8.67%
     (Independence Capital)
High Yield Bond (a)                              08/06/84        8.90%         8.36%         6.83%           3.36%
     (T. Rowe Price)
Balanced Portfolio (b)                           02/28/89        9.79%           n/a         9.93%          10.65%
     (Neuberger & Berman)
Limited Maturity Bond Portfolio (b)              09/10/84        6.45%         5.34%         3.75%           2.97%
     (Neuberger & Berman)
Partners Fund Portfolio (b)                      03/22/94       18.08%           n/a           n/a           2.79%
     (Neuberger & Berman)
Equity-Income Portfolio (c)                      10/09/86       12.86%        14.05%        17.15%          10.11%
     (Fidelity Investments)
Growth Portfolio (c)                             10/09/86       15.76%        17.78%        20.08%          37.60%
     (Fidelity Investments)
Asset Manager Portfolio (d)                      09/06/89       11.45%           n/a        10.28%          13.48%
     (Fidelity Investments)
Index 500 (d)                                    08/27/92       19.57%           n/a        22.04%          26.59%
     (Fidelity Investments)
Emerging Markets Equity (International) (e)      10/01/96      (13.52%)          n/a           n/a         (25.25%)
     (Morgan Stanley Dean Witter)

-----------
*   REPRESENTS THE DATE THE UNDERLYING FUND WAS ESTABLISHED.
(A) PENN SERIES FUNDS, INC.
(B) NEUBERGER AND BERMAN ADVISERS MANAGEMENT TRUST
(C) VARIABLE INSURANCE PRODUCTS FUND
(D) VARIABLE INSURANCE PRODUCTS FUND II
(E) MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.

     Average annual total returns in Table 1 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1 + T) n = ERV. In the formula, P is a hypothetical investment payment of $1,000; T is the average annual total return; n is the number of years; and ERV is the withdrawal value at the end of the periods shown. The computation assumes that the contract charge is allocated equally across all available subaccounts by an average Contract Owner and that the Contract Value is of average size. The returns are computed according to the formula and assumptions prescribed by the SEC.

     Average annual rates of total return in Tables 2 and 3 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the Contract account value at the end of the periods shown, in accordance with the following formula: P(1 +
T) n = FV. In the formula, P is a hypothetical investment of $1,000 in Table 2 and $10,000 in Table 3; T is the average annual total return; n is the number of years; and FV is the Contract Value. The computations assume that no withdrawals were made at the end of the periods, and therefore do not reflect the contract's contingent deferred sales charge which declines from 7% to 0% over seven years. The computation assumes that the contract charge is allocated across all available subaccounts by an average contract owner and that the contract value is of average size. The returns also show investment performance from the inception date of the Fund, which may predate the date the Separate Account began investing in the Fund. The returns are based upon hypothetical assumptions which are not prescribed by the SEC.

--------------------------------------------------------------------------------
     The performance information set forth above is for past performance of the Funds, assuming the subaccounts of the Separate Account had invested in the Funds from the date the underlying Fund was first available through a subaccount of the Separate Account or the date the underlying Fund was established. The performance information is not an indication or representation of future performance.

--------------------------------------------------------------------------------
ADMINISTRATIVE AND RECORDKEEPING SERVICES

     The Company performs all data processing, recordkeeping and other related services with respect to the Contracts and the Separate Accounts.

--------------------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS

     Hornor, Townsend & Kent, Inc., a wholly owned subsidiary of The Penn Mutual Life Insurance Company ("Penn Mutual"), serves as principal underwriter of the Contracts. The address of Hornor, Townsend & Kent, Inc. is 600 Dresher Road, Horsham, PA 19044.

     The Contracts will be distributed by Hornor, Townsend & Kent, Inc. through broker-dealers. Total commissions on purchase payments made under the Contract will not exceed 7% and trailer commissions based on a percentage of Contract Value may be paid. The offering of the Contracts is continuous, and the Company does not anticipate discontinuing the offering of the Contract, although we reserve the right to do so.

--------------------------------------------------------------------------------
CUSTODIAN

     The Company is custodian of the assets held in the Separate Account.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS

     Ernst & Young LLP serves as independent auditors of The Penn Mutual Life Insurance Company and Penn Mutual Variable Annuity Account III. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA.

--------------------------------------------------------------------------------
LEGAL MATTERS

     Morgan, Lewis & Bockius LLP has provided advice on certain matters relating to the federal securities laws and the offering of the Contracts. Their offices are located at 1701 Market Street, Philadelphia, PA.

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

     The consolidated financial statements of The Penn Mutual Life Insurance Company and the financial statements of the Separate Account at December 31, 1998 and for the year then ended appear in the Statement of Additional Information. The consolidated financial statements of Penn Mutual should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Contracts.

     New subaccounts of the Separate Account have been established under the Contracts subsequent to December 31, 1998. No amounts were allocated to the subaccounts as of December 31, 1998. There are, therefore, no unit values for the subaccounts at December 31, 1998.

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS




The Penn Mutual Life Insurance Company and Contract Owners of Penn Mutual Variable Annuity Account III

We have audited the accompanying statement of assets and liabilities of Penn Mutual Variable Annuity Account III (comprising, respectively, Money Market Fund, Quality Bond Fund, High Yield Bond Fund, Growth Equity Fund, Value Equity Fund, Flexibly Managed Fund, International Equity Fund, Small Capitalization Fund, Emerging Growth Fund, Balanced Portfolio, Limited Maturity Bond Portfolio, Partners Portfolio, Capital Appreciation Portfolio, Equity Income Portfolio, Growth Portfolio, Asset Manager Portfolio, Index 500 Portfolio, and Emerging Markets Equity Portfolio) as of December 31, 1998, and the related statement of operations and statements of changes in net assets for each of periods indicted therein. These financial statements are the responsibility of the management of Penn Mutual Variable Annuity Account III. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Penn Mutual Variable Annuity Account III at December 31, 1998, the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with generally accepted accounting principles.






Philadelphia, Pennsylvania                       ERNST & YOUNG LLP
April 2, 1999

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF ASSETS AND LIABILITIES -- DECEMBER 31, 1998

                                                                  MONEY           QUALITY        HIGH YIELD     GROWTH EQUITY
                                               TOTAL          MARKET FUND++     BOND FUND++     BOND FUND++        FUND++
                                         -----------------   ---------------   -------------   -------------   --------------
Investment in Common Stock
 Number of Shares ....................                          29,226,007        3,531,561       4,932,997        5,192,077
 Cost ................................    $  997,139,079       $29,226,007      $36,316,362     $46,980,987     $107,364,728
Assets:
 Investments at market value .........    $1,223,619,652       $29,226,007      $36,728,233     $45,334,241     $160,331,330
 Dividends receivable ................           115,690           115,690               --              --               --
Liabilities:
 Due to (from) The Penn Mutual
   Life Insurance Company ............           421,701           (25,724)          11,770          15,896           66,829
                                          --------------       -----------      -----------     -----------     ------------
Net Assets ...........................    $1,223,313,641       $29,367,421      $36,716,463     $45,318,345     $160,264,501
                                          ==============       ===========      ===========     ===========     ============

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 1998

                                                                MONEY           QUALITY         HIGH YIELD       GROWTH EQUITY
                                               TOTAL        MARKET FUND++     BOND FUND++      BOND FUND++          FUND++
                                          --------------   ---------------   -------------   ---------------   ----------------
Investment Income:
 Dividends ............................    $ 22,196,411       $1,164,353      $ 1,661,348     $  3,575,971       $    107,422
Expense:
 Mortality and expense risk
   charges ............................      14,451,169          300,924          420,725          560,207          1,750,208
                                           ------------       ----------      -----------     ------------       ------------
 Net investment income (loss) .........       7,745,242          863,429        1,240,623        3,015,764         (1,642,786)
                                           ------------       ----------      -----------     ------------       ------------
Realized and Unrealized Gains
 (Losses) on Investments:
Realized gains (losses) from
 redemption of fund shares ............         890,703               --            1,912           (3,290)           534,595
Capital gains distributions ...........      90,233,970               --        1,081,936               --         16,777,825
                                           ------------       ----------      -----------     ------------       ------------
Net realized gains (losses) from
 investment transactions ..............      91,124,673               --        1,083,848           (3,290)        17,312,420
Net change in unrealized
 appreciation/depreciation of
 investments ..........................      31,850,409               --          469,323       (1,514,889)        29,742,092
                                           ------------       ----------      -----------     ------------       ------------
Net realized and unrealized gains
 (losses) on investments ..............     122,975,082               --        1,553,171       (1,518,179)        47,054,512
                                           ------------       ----------      -----------     ------------       ------------
Net increase (decrease) in
 net assets resulting from
 operations ...........................    $130,720,324       $  863,429      $ 2,793,794     $  1,497,585       $ 45,411,726
                                           ============       ==========      ===========     ============       ============

-----------
++         INVESTMENT IN PENN SERIES FUNDS, INC.
++++       INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
++++++     INVESTMENT IN AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
++++++++   INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS
            I AND II
++++++++++ INVESTMENT IN MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.



   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------


                      FLEXIBLY                              SMALL           EMERGING
  VALUE EQUITY        MANAGED        INTERNATIONAL     CAPITALIZATION        GROWTH
     FUND++            FUND++        EQUITY FUND++         FUND++            FUND++
---------------   ---------------   ---------------   ----------------   --------------
     9,698,894       18,571,284         4,435,929          1,469,303          829,633
 $ 146,389,313     $304,396,066       $60,456,004        $19,240,367      $12,098,508
 $ 217,158,244     $340,040,217       $81,532,380        $18,821,773      $14,460,495
            --               --                --                 --               --
        80,934          122,232            30,165              6,425            6,150
 -------------     ------------       -----------        -----------      -----------
 $ 217,077,310     $339,917,985       $81,502,215        $18,815,348      $14,454,345
 =============     ============       ===========        ===========      ===========

--------------------------------------------------------------------------------


                       FLEXIBLY                               SMALL            EMERGING
  VALUE EQUITY          MANAGED        INTERNATIONAL     CAPITALIZATION         GROWTH
     FUND++             FUND++         EQUITY FUND++         FUND++             FUND++
----------------   ----------------   ---------------   ----------------   ---------------
  $  2,711,886      $   9,667,960      $    749,841        $   118,336       $        --
     2,747,364          4,371,907         1,002,331            232,311           115,686
  ------------      -------------      ------------        -----------       -----------
       (35,478)         5,296,053          (252,490)          (113,975)         (115,686)
  ------------      -------------      ------------        -----------       -----------
      (253,955)           470,070           572,081            (73,896)          (20,414)
    17,723,221         34,454,748         2,613,424            307,141             2,258
  ------------      -------------      ------------        -----------       -----------
    17,469,266         34,924,818         3,185,505            233,245           (18,156)
    (1,405,794)       (24,572,191)        9,485,903         (2,387,287)        2,702,071
  ------------      -------------      ------------        -----------       -----------
    16,063,472         10,352,627        12,671,408         (2,154,042)        2,683,915
  ------------      -------------      ------------        -----------       -----------
  $ 16,027,994      $  15,648,680      $ 12,418,918       ($ 2,268,017)      $ 2,568,229
  ============      =============      ============        ===========       ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF ASSETS AND LIABILITIES -- DECEMBER 31, 1998 (CONT'D.)

                                                               LIMITED                              CAPITAL
                                             BALANCED       MATURITY BOND        PARTNERS        APPRECIATION
                                          PORTFOLIO++++     PORTFOLIO++++     PORTFOLIO++++     PORTFOLIO++++++
                                         ---------------   ---------------   ---------------   ----------------
Investment in Common Stock
 Number of Shares ....................       1,569,682           453,975         1,158,926          1,568,981
 Identified Cost .....................     $24,116,435        $6,481,863       $22,808,452        $14,586,463
Assets:
 Investments at market value .........     $25,648,596        $6,273,938       $21,938,469        $14,152,208
 Dividends receivable ................              --                --                --                 --
Liabilities:
 Due to (from) The Penn Mutual
   Life Insurance Company ............           9,544             2,105             7,983              5,890
                                           -----------        ----------       -----------        -----------
Net Assets ...........................     $25,639,052        $6,271,833       $21,930,486        $14,146,318
                                           ===========        ==========       ===========        ===========

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 1998 (CONT'D.)


                                                                LIMITED                              CAPITAL
                                              BALANCED       MATURITY BOND        PARTNERS        APPRECIATION
                                           PORTFOLIO++++     PORTFOLIO++++     PORTFOLIO++++     PORTFOLIO++++++
                                          ---------------   ---------------   ---------------   ----------------
Investment Income:
 Dividends ............................    $    535,041        $ 343,516       $     42,364        $        --
Expense:
 Mortality and expense risk
   charges ............................         300,387           76,053            202,308            200,676
                                           ------------        ---------       ------------        -----------
 Net investment income (loss) .........         234,654          267,463           (159,944)          (200,676)
                                           ------------        ---------       ------------        -----------
Realized and Unrealized Gains
 (Losses) on Investments:
 Realized gains (losses) from
   redemption of fund shares ..........         (46,570)           4,432            (19,925)            (7,274)
 Capital gains distributions ..........       3,758,025               --          1,334,479            897,971
                                           ------------        ---------       ------------        -----------
 Net realized gains (losses) from
   investment transactions ............       3,711,455            4,432          1,314,554            890,697
 Net change in unrealized
   appreciation/depreciation of
   investments ........................      (1,522,453)         (90,968)        (1,132,139)        (1,315,911)
                                           ------------        ---------       ------------        -----------
 Net realized and unrealized
   gains (losses) on investments              2,189,002          (86,536)           182,415           (425,214)
                                           ------------        ---------       ------------        -----------
 Net increase (decrease) in net
   assets resulting from
   operations .........................    $  2,423,656        $ 180,927       $     22,471       ($   625,890)
                                           ============        =========       ============        ===========


-----------
++         INVESTMENT IN PENN SERIES FUNDS, INC.
++++       INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
++++++     INVESTMENT IN AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
++++++++   INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS
            I AND II
++++++++++ INVESTMENT IN MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                                                                              EMERGING
   EQUITY INCOME             GROWTH            ASSET MANAGER           INDEX 500           MARKETS EQUITY
 PORTFOLIO++++++++     PORTFOLIO++++++++     PORTFOLIO++++++++     PORTFOLIO++++++++     PORTFOLIO++++++++++
-------------------   -------------------   -------------------   -------------------   --------------------
      2,821,444             1,951,799               754,546               256,571               384,256
    $57,982,108           $61,686,131           $12,229,496           $30,768,653            $4,011,136
    $71,721,096           $87,577,214           $13,702,561           $36,240,594            $2,732,056
             --                    --                    --                    --                    --
         27,927                33,764                 4,917                13,879                 1,015
    -----------           -----------           -----------           -----------            ----------
    $71,693,169           $87,543,450           $13,697,644           $36,226,715            $2,731,041
    ===========           ===========           ===========           ===========            ==========

--------------------------------------------------------------------------------

                                                                                              EMERGING
   EQUITY INCOME             GROWTH            ASSET MANAGER           INDEX 500           MARKETS EQUITY
 PORTFOLIO++++++++     PORTFOLIO++++++++     PORTFOLIO++++++++     PORTFOLIO++++++++     PORTFOLIO++++++++++
-------------------   -------------------   -------------------   -------------------   --------------------
    $   818,947          $    276,373           $   283,624           $   124,449            $   14,980
        838,185               875,493               139,895               286,451                30,058
    -----------          ------------           -----------           -----------            ----------
        (19,238)             (599,120)              143,729              (162,002)              (15,078)
    -----------          ------------           -----------           -----------            ----------
       (105,681)             (133,956)              (15,231)               (6,289)               (5,906)
      2,914,489             7,229,334               850,874               288,245                    --
    -----------          ------------           -----------           -----------            ----------
      2,808,808             7,095,378               835,643               281,956                (5,906)
      3,216,502            15,492,226               416,857             5,006,490              (739,423)
    -----------          ------------           -----------           -----------            ----------
      6,025,310            22,587,604             1,252,500             5,288,446              (745,329)
    -----------          ------------           -----------           -----------            ----------
    $ 6,006,072          $ 21,988,484           $ 1,396,229           $ 5,126,444           ($  760,407)
    ===========          ============           ===========           ===========            ==========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS -- FOR THE YEARS ENDED DECEMBER 31, 1998
AND 1997

                                                               TOTAL
                                               --------------------------------------
                                                      1998                1997
                                               ------------------  ------------------
Operations:
 Net investment income (loss) ...............    $    7,745,242      $   10,673,323
 Net realized gains (losses) from
  investment transactions ...................        91,124,673          52,434,365
 Net change in unrealized appreciation/
  depreciation of investments ...............        31,850,409          80,424,769
                                                 --------------      --------------
Net increase (decrease) in net assets
 resulting from operations ..................       130,720,324         143,532,457
                                                 --------------      --------------
Variable Annuity Activities:
 Purchase payments ..........................       300,859,955         267,822,906
 Surrender benefits .........................       (86,895,748)        (77,835,445)
 Net Transfers ..............................      (144,859,060)       (104,394,903)
 Death Benefits .............................        (5,130,027)         (5,546,379)
 Contract administration charges ............          (960,359)           (867,185)
 Deferred sales charges .....................        (1,159,997)           (941,155)
 Annuity benefits ...........................        (6,283,330)         (4,608,091)
                                                 --------------      --------------
Net increase in net assets resulting from
 variable annuity activities ................        55,571,434          73,629,748
                                                 --------------      --------------
 Total increase (decrease) in net assets ....       186,291,758         217,162,205
Net Assets:
 Beginning of year ..........................     1,037,021,883         819,859,678
                                                 --------------      --------------
 End of year ................................    $1,223,313,641      $1,037,021,883
                                                 ==============      ==============
                                                          MONEY MARKET                       QUALITY BOND
                                                             FUND++                             FUND++
                                               ----------------------------------  --------------------------------
                                                     1998              1997              1998             1997
                                               ----------------  ----------------  ---------------  ---------------
Operations:
 Net investment income (loss) ...............   $      863,429    $      868,851    $  1,240,623     $  1,305,261
 Net realized gains (losses) from
  investment transactions ...................               --                --       1,083,848          (62,983)
 Net change in unrealized appreciation/
  depreciation of investments ...............               --                --         469,323          690,652
                                                --------------    --------------    ------------     ------------
Net increase (decrease) in net assets
 resulting from operations ..................          863,429           868,851       2,793,794        1,932,930
                                                --------------    --------------    ------------     ------------
Variable Annuity Activities:
 Purchase payments ..........................       43,970,396        34,757,734      12,828,873        5,555,275
 Surrender benefits .........................       (6,521,246)       (9,401,752)     (2,749,714)      (3,121,924)
 Net Transfers ..............................      (30,458,666)      (26,472,847)     (5,801,159)      (4,767,816)
 Death Benefits .............................         (146,334)          (79,929)       (323,546)        (447,151)
 Contract administration charges ............          (15,517)          (16,669)        (23,415)         (24,971)
 Deferred sales charges .....................          (62,744)          (66,903)        (40,919)         (26,092)
 Annuity benefits ...........................         (158,174)         (128,331)       (310,029)        (364,470)
                                                --------------    --------------    ------------     ------------
Net increase in net assets resulting from
 variable annuity activities ................        6,607,715        (1,408,697)      3,580,091       (3,197,149)
                                                --------------    --------------    ------------     ------------
 Total increase (decrease) in net assets ....        7,471,144          (539,846)      6,373,885       (1,264,219)
Net Assets:
 Beginning of year ..........................       21,896,277        22,436,123      30,342,578       31,606,797
                                                --------------    --------------    ------------     ------------
 End of year ................................   $   29,367,421    $   21,896,277    $ 36,716,463     $ 30,342,578
                                                ==============    ==============    ============     ============

                                                              HIGH YIELD
                                                             BOND FUND++
                                                   --------------------------------
                                                         1998             1997
                                                   ---------------  ---------------
Operations:
 Net investment income (loss) ...................   $  3,015,764     $  2,776,213
 Net realized gains (losses) from
  investment transactions .......................         (3,290)          57,619
 Net change in unrealized appreciation/
  depreciation of investments ...................     (1,514,889)       2,285,110
                                                    ------------     ------------
Net increase (decrease) in net assets
 resulting from operations ......................      1,497,585        5,118,942
                                                    ------------     ------------
Variable Annuity Activities:
 Purchase payments ..............................     11,805,678       10,878,709
 Surrender benefits .............................     (3,764,322)      (3,014,970)
 Net Transfers ..................................     (5,718,830)      (4,748,376)
 Death Benefits .................................       (216,584)        (353,295)
 Contract administration charges ................        (33,874)         (32,949)
 Deferred sales charges .........................        (42,634)         (41,927)
 Annuity benefits ...............................       (451,818)        (263,827)
                                                    ------------     ------------
Net increase (decrease) in net assets
 resulting from variable annuity activities .          1,577,616        2,423,365
                                                    ------------     ------------
 Total increase (decrease) in net assets ........      3,075,201        7,542,307
Net Assets:
 Beginning of year ..............................     42,243,144       34,700,837
                                                    ------------     ------------
 End of year ....................................   $ 45,318,345     $ 42,243,144
                                                    ============     ============

                                                          GROWTH EQUITY FUND++                VALUE EQUITY FUND++
                                                   ----------------------------------  ---------------------------------
                                                         1998              1997              1998             1997
                                                   ----------------  ----------------  ---------------  ----------------
Operations:
 Net investment income (loss) ...................   ($  1,642,786)     ($   946,700)    ($     35,478)   $     171,478
 Net realized gains (losses) from
  investment transactions .......................      17,312,420        12,252,124        17,469,266       11,178,890
 Net change in unrealized appreciation/
  depreciation of investments ...................      29,742,092        12,401,882        (1,405,794)      26,725,711
                                                     ------------       -----------      ------------    -------------
Net increase (decrease) in net assets
 resulting from operations ......................      45,411,726        23,707,306        16,027,994       38,076,079
                                                     ------------       -----------      ------------    -------------
Variable Annuity Activities:
 Purchase payments ..............................      19,386,206        14,771,345        31,610,352       39,960,196
 Surrender benefits .............................     (11,279,745)       (9,992,279)      (16,621,269)     (13,261,992)
 Net Transfers ..................................      (8,257,183)       (5,743,584)      (17,458,000)      (8,211,820)
 Death Benefits .................................        (520,878)         (432,200)         (864,575)      (1,000,702)
 Contract administration charges ................        (117,047)         (116,728)         (161,845)        (142,233)
 Deferred sales charges .........................        (106,395)          (96,532)         (185,128)        (141,327)
 Annuity benefits ...............................        (410,717)         (232,640)       (1,052,517)        (750,028)
                                                     ------------       -----------      ------------    -------------
Net increase (decrease) in net assets
 resulting from variable annuity activities .          (1,305,759)       (1,842,618)       (4,732,982)      16,452,094
                                                     ------------       -----------      ------------    -------------
 Total increase (decrease) in net assets ........      44,105,967        21,864,688        11,295,012       54,528,173
Net Assets:
 Beginning of year ..............................     116,158,534        94,293,846       205,782,298      151,254,125
                                                     ------------       -----------      ------------    -------------
 End of year ....................................    $160,264,501       $116,158,534     $217,077,310    $ 205,782,298
                                                     ============       ============     ============    =============

-----------
* FOR THE PERIOD FROM MAY 1, 1997 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 1997.
++         INVESTMENT IN PENN SERIES FUNDS, INC.
++++       INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
++++++ INVESTMENTS IN AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (TCI PORTFOLIOS, INC.'S NAME CHANGED TO AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. AS OF MAY 1, 1997)
++++++++   INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS
            II AND II
++++++++++ INVESTMENT IN MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS -- FOR THE YEARS ENDED DECEMBER 31, 1998
AND 1997 (CONT'D.)

                                                                FLEXIBLY
                                                             MANAGED FUND++
                                                   ----------------------------------
                                                         1998              1997
                                                   ----------------  ----------------
Operations:
 Net investment income (loss) ...................   $   5,296,053     $   5,425,606
 Net realized gains (losses) from
  investment transactions .......................      34,924,818        19,611,037
 Net change in unrealized appreciation/
  depreciation of investments ...................     (24,572,191)       16,726,884
                                                    -------------     -------------
Net increase (decrease) in net assets
 resulting from operations ......................      15,648,680        41,763,527
                                                    -------------     -------------
Variable Annuity Activities:
 Purchase payments ..............................      51,119,838        58,888,377
 Surrender benefits .............................     (24,701,353)      (21,762,080)
 Net Transfers ..................................     (33,470,654)      (19,473,960)
 Death Benefits .................................      (1,865,231)       (2,171,468)
 Contract administration charges ................        (297,618)         (287,496)
 Deferred sales charges .........................        (314,220)         (275,949)
 Annuity benefits ...............................      (2,389,329)       (1,873,395)
                                                    -------------     -------------
Net increase (decrease) in net assets result-
 ing from variable annuity activities ...........     (11,918,567)       13,044,029
                                                    -------------     -------------
 Total increase (decrease) in net assets ........       3,730,113        54,807,556
Net Assets:
 Beginning of year ..............................     336,187,872       281,380,316
                                                    -------------     -------------
 End of year ....................................   $ 339,917,985     $ 336,187,872
                                                    =============     =============

                                                             INTERNATIONAL                 SMALL CAPITALIZATION
                                                             EQUITY FUND++                        FUND++
                                                   ---------------------------------  -------------------------------
                                                         1998              1997            1998             1997
                                                   ----------------  ---------------  --------------  ---------------
Operations:
 Net investment income (loss) ...................   ($     252,490)   $  1,386,098     ($   113,975)   ($    84,438)
 Net realized gains (losses) from
  investment transactions .......................        3,185,505       2,495,757          233,245       1,049,563
 Net change in unrealized appreciation/
  depreciation of investments ...................        9,485,903       2,281,822       (2,387,287)      1,463,910
                                                     -------------    ------------      -----------     -----------
Net increase (decrease) in net assets
 resulting from operations ......................       12,418,918       6,163,677       (2,268,017)      2,429,035
                                                     -------------    ------------      -----------     -----------
Variable Annuity Activities:
 Purchase payments ..............................       10,523,913      15,267,035        7,163,274       9,987,455
 Surrender benefits .............................       (5,911,352)     (5,349,569)      (1,305,281)       (929,941)
 Net Transfers ..................................      (10,270,675)     (6,781,095)      (2,355,711)     (1,369,531)
 Death Benefits .................................         (272,835)       (237,872)         (46,045)       (106,697)
 Contract administration charges ................          (73,241)        (73,305)         (17,860)        (11,878)
 Deferred sales charges .........................          (92,237)        (72,607)         (24,968)         (9,920)
 Annuity benefits ...............................         (309,264)       (274,746)         (51,104)        (27,558)
                                                     -------------    ------------      -----------     -----------
Net increase (decrease) in net assets result-
 ing from variable annuity activities ...........       (6,405,691)      2,477,841        3,362,305       7,531,930
                                                     -------------    ------------      -----------     -----------
 Total increase (decrease) in net assets ........        6,013,227       8,641,518        1,094,288       9,960,965
Net Assets:
 Beginning of year ..............................       75,488,988      66,847,470       17,721,060       7,760,095
                                                     -------------    ------------      -----------     -----------
 End of year ....................................    $  81,502,215    $ 75,488,988      $18,815,348     $17,721,060
                                                     =============    ============      ===========     ===========


                                                             EMERGING
                                                           GROWTH FUND++
                                                   -----------------------------
                                                        1998           1997*
                                                   --------------  -------------
Operations:
 Net investment income (loss) ...................   ($   115,686)   ($  15,096)
 Net realized gains (losses) from
  investment transactions .......................        (18,156)      321,999
 Net change in unrealized appreciation/
  depreciation of investments ...................      2,702,071      (340,083)
                                                     -----------     ---------
Net increase (decrease) in net assets
 resulting from operations ......................      2,568,229       (33,180)
                                                     -----------     ---------
Variable Annuity Activities:
 Purchase payments ..............................      9,803,496     4,773,188
 Surrender benefits .............................       (303,992)      (62,413)
 Net Transfers ..................................     (1,828,444)     (414,030)
 Death Benefits .................................         (8,772)           --
 Contract administration charges ................         (7,172)         (624)
 Deferred sales charges .........................         (6,090)         (787)
 Annuity benefits ...............................        (17,597)       (7,467)
                                                     -----------     ---------
Net increase (decrease) in net assets result-
 ing from variable annuity activities ...........      7,631,429     4,287,867
                                                     -----------     ---------
 Total increase (decrease) in net assets ........     10,199,658     4,254,687
Net Assets:
 Beginning of year ..............................      4,254,687            --
                                                     -----------     ---------
 End of year ....................................    $14,454,345     $4,254,687
                                                     ===========     ==========
                                                               BALANCED                     LIMITED MATURITY
                                                            PORTFOLIO++++                  BOND PORTFOLIO++++
                                                   --------------------------------  ------------------------------
                                                         1998             1997             1998            1997
                                                   ---------------  ---------------  ---------------  -------------
Operations:
 Net investment income (loss) ...................   $    234,654     $    100,421     $     267,463    $  237,192
 Net realized gains (losses) from
  investment transactions .......................      3,711,455        1,039,436     $       4,432        10,303
 Net change in unrealized appreciation/
  depreciation of investments ...................     (1,522,453)       2,360,126           (90,968)       26,677
                                                    ------------     ------------     -------------    ----------
Net increase (decrease) in net assets
 resulting from operations ......................      2,423,656        3,499,983           180,927       274,172
                                                    ------------     ------------     -------------    ----------
Variable Annuity Activities:
 Purchase payments ..............................      4,708,127        3,659,563         2,811,758     1,780,086
 Surrender benefits .............................     (1,459,064)      (1,445,846)         (579,485)     (685,437)
 Net Transfers ..................................     (2,543,550)      (2,735,929)       (1,594,229)     (891,379)
 Death Benefits .................................        (90,973)        (234,335)          (37,669)      (73,242)
 Contract administration charges ................        (20,547)         (20,492)           (4,237)       (4,089)
 Deferred sales charges .........................        (33,142)         (31,195)           (8,272)       (4,872)
 Annuity benefits ...............................       (145,035)        (132,766)          (58,661)      (36,318)
                                                    ------------     ------------     -------------    ----------
Net increase (decrease) in net assets result-
 ing from variable annuity activities ...........        415,816         (941,000)          529,205        84,749
                                                    ------------     ------------     -------------    ----------
 Total increase (decrease) in net assets ........      2,839,472        2,558,983           710,132       358,921
Net Assets:
 Beginning of year ..............................     22,799,580       20,240,597         5,561,701     5,202,780
                                                    ------------     ------------     -------------    ----------
 End of year ....................................   $ 25,639,052     $ 22,799,580     $   6,271,833    $5,561,701
                                                    ============     ============     =============    ==========

-----------
* FOR THE PERIOD FROM MAY 1, 1997 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 1997.
++         INVESTMENT IN PENN SERIES FUNDS, INC.
++++       INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
++++++     INVESTMENTS IN AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (TCI
            PORTFOLIOS, INC.'S NAME CHANGED TO AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. AS OF MAY 1, 1997)
++++++++   INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS
            I AND II
++++++++++ INVESTMENT IN MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS -- FOR THE YEARS ENDED DECEMBER 31, 1998
 AND 1997 (CONT'D.)
--------------------------------------------------------------------------------

                                                             PARTNERS                   CAPITAL APPRECIATION
                                                           PORTFOLIO++++                  PORTFOLIO++++++
                                                   -----------------------------  --------------------------------
                                                        1998           1997*           1998             1997
                                                   --------------  -------------  --------------  ----------------
Operations:
 Net investment income (loss) ...................   ($   159,944)   ($  28,275)    ($   200,676)   ($     281,031)
 Net realized gains (losses) from
  investment transactions .......................      1,314,554         1,377          890,697          (242,067)
 Net change in unrealized appreciation/
  depreciation of investments ...................     (1,132,139)      262,156       (1,315,911)         (562,269)
                                                     -----------     ---------      -----------     -------------
Net increase (decrease) in net assets
 resulting from operations ......................         22,471       235,258         (625,890)       (1,085,367)
                                                     -----------     ---------      -----------     -------------
Variable Annuity Activities:
 Purchase payments ..............................     16,825,601     8,417,570        1,967,452         4,600,249
 Surrender benefits .............................       (636,970)     (127,161)      (1,284,123)       (2,129,250)
 Net Transfers ..................................     (2,421,858)     (244,197)      (5,680,990)      (10,307,667)
 Death Benefits .................................        (37,624)           --          (24,305)          (42,762)
 Contract administration charges ................        (10,943)         (950)         (20,497)          (29,637)
 Deferred sales charges .........................        (10,334)       (1,745)         (31,644)          (45,296)
 Annuity benefits ...............................        (58,006)      (20,626)         (41,725)          (72,368)
                                                     -----------     ---------      -----------     -------------
Net increase (decrease) in net assets result-
 ing from variable annuity activities ...........     13,649,866     8,022,891       (5,115,832)       (8,026,731)
                                                     -----------     ---------      -----------     -------------
 Total increase (decrease) in net assets ........     13,672,337     8,258,149       (5,741,722)       (9,112,098)
Net Assets:
 Beginning of year ..............................      8,258,149            --       19,888,040        29,000,138
                                                     -----------     ---------      -----------     -------------
 End of year ....................................    $21,930,486     $8,258,149     $14,146,318     $  19,888,040
                                                     ===========     ==========     ===========     =============
                                                             EQUITY INCOME
                                                           PORTFOLIO++++++++
                                                   ---------------------------------
                                                         1998              1997
                                                   ----------------  ---------------
Operations:
 Net investment income (loss) ...................    ($    19,238)    $     16,502
 Net realized gains (losses) from
  investment transactions .......................       2,808,808        2,991,946
 Net change in unrealized appreciation/
  depreciation of investments ...................       3,216,502        7,434,103
                                                      -----------     ------------
Net increase (decrease) in net assets
 resulting from operations ......................       6,006,072       10,442,551
                                                      -----------     ------------
Variable Annuity Activities:
 Purchase payments ..............................      19,104,376       20,275,870
 Surrender benefits .............................      (4,228,476)      (2,822,385)
 Net Transfers ..................................      (5,399,857)      (3,908,648)
 Death Benefits .................................        (297,915)        (200,039)
 Contract administration charges ................         (55,951)         (40,423)
 Deferred sales charges .........................         (72,716)         (39,449)
 Annuity benefits ...............................        (427,304)        (253,800)
                                                      -----------     ------------
Net increase (decrease) in net assets result-
 ing from variable annuity activities ...........       8,622,157       13,011,126
                                                      -----------     ------------
 Total increase (decrease) in net assets ........      14,628,229       23,453,677
Net Assets:
 Beginning of year ..............................      57,064,940       33,611,263
                                                      -----------     ------------
 End of year ....................................     $ 71,693,169    $ 57,064,940
                                                      ============    ============

                                                                GROWTH
                                                          PORTFOLIO++++++++
                                                   --------------------------------
                                                         1998             1997
                                                   ---------------  ---------------
Operations:
 Net investment income (loss) ...................   ($   599,120)    ($   326,222)
 Net realized gains (losses) from
  investment transactions .......................      7,095,378        1,202,712
 Net change in unrealized appreciation/
  depreciation of investments ...................     15,492,226        8,116,417
                                                     -----------      -----------
Net increase (decrease) in net assets
 resulting from operations ......................     21,988,484        8,992,907
                                                     -----------      -----------
Variable Annuity Activities:
 Purchase payments ..............................     23,254,838       18,702,331
 Surrender benefits .............................     (4,004,288)      (3,085,102)
 Net Transfers ..................................     (6,920,426)      (6,992,841)
 Death Benefits .................................       (261,573)        (147,166)
 Contract administration charges ................        (71,268)         (55,184)
 Deferred sales charges .........................        (99,279)         (74,954)
 Annuity benefits ...............................       (245,272)        (125,244)
                                                     -----------      -----------
Net increase (decrease) in net assets result-
 ing from variable annuity activities ...........     11,652,732        8,221,840
                                                     -----------      -----------
 Total increase (decrease) in net assets ........     33,641,216       17,214,747
Net Assets:
 Beginning of year ..............................     53,902,234       36,687,487
                                                     -----------      -----------
 End of year ....................................    $ 87,543,450     $ 53,902,234
                                                     ============     ============
                                                             ASSET MANAGER                       INDEX 500
                                                           PORTFOLIO++++++++                PORTFOLIO ++++++++
                                                   ---------------------------------  -------------------------------
                                                         1998              1997             1998            1997*
                                                   ----------------  ---------------  ---------------  --------------
Operations:
 Net investment income (loss) ...................    $    143,729      $    97,473     ($   162,002)    ($   34,323)
 Net realized gains (losses) from
  investment transactions .......................         835,643          459,956          281,956           1,410
 Net change in unrealized appreciation/
  depreciation of investments ...................         416,857          625,879        5,006,490         465,450
                                                     ------------      -----------      -----------      ----------
Net increase (decrease) in net assets
 resulting from operations ......................       1,396,229        1,183,308        5,126,444         432,537
                                                     ------------      -----------      -----------      ----------
Variable Annuity Activities:
 Purchase payments ..............................       5,224,201        3,737,528       26,942,238       8,905,076
 Surrender benefits .............................        (557,255)        (467,149)        (918,820)       (159,993)
 Net Transfers ..................................        (891,784)        (528,705)      (3,321,795)       (611,399)
 Death Benefits .................................         (46,723)         (19,521)         (68,425)             --
 Contract administration charges ................         (10,316)          (7,431)         (16,392)         (1,585)
 Deferred sales charges .........................         (13,295)         (10,039)         (14,007)         (1,208)
 Annuity benefits ...............................         (92,217)         (36,991)         (59,823)         (6,133)
                                                     ------------      -----------      -----------      ----------
Net increase (decrease) in net assets result-
 ing from variable annuity activities ...........       3,612,611        2,667,692       22,542,976       8,124,758
                                                     ------------      -----------      -----------      ----------
 Total increase (decrease) in net assets ........       5,008,840        3,851,000       27,669,420       8,557,295
Net Assets:
 Beginning of year ..............................       8,688,804        4,837,804        8,557,295              --
                                                     ------------      -----------      -----------      ----------
 End of year ....................................    $ 13,697,644      $ 8,688,804      $ 36,226,715     $ 8,557,295
                                                     ============      ===========      ============     ===========

-----------
* FOR THE PERIOD FROM MAY 1, 1997 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 1997.
++         INVESTMENT IN PENN SERIES FUNDS, INC.
++++       INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
++++++     INVESTMENTS IN AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (TCI
            PORTFOLIOS, INC.'S NAME CHANGED TO AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. AS OF MAY 1, 1997)
++++++++   INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS
            I AND II
++++++++++ INVESTMENT IN MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
STATEMENTS OF CHANGES IN NET ASSETS -- FOR THE YEARS ENDED DECEMBER 31, 1998
   AND 1997 (CONT'D.)
--------------------------------------------------------------------------------

                                                            EMERGING MARKETS
                                                          PORTFOLIO++++++++++
                                                    --------------------------------
                                                         1998             1997*
                                                    --------------   ---------------
Operations:
 Net investment income (loss) ...................    ($   15,078)      $     4,313
 Net realized gains (losses) from
  investment transactions .......................         (5,906)           65,286
 Net change in unrealized appreciation/
  depreciation of investments ...................       (739,423)         (539,658)
                                                      ----------       -----------
Net increase (decrease) in net assets
 resulting from operations ......................       (760,407)         (470,059)
                                                      ----------       -----------
Variable Annuity Activities:
 Purchase payments ..............................      1,809,338         2,905,319
 Surrender benefits .............................        (68,993)          (16,202)
 Net Transfers ..................................       (465,249)         (191,079)
 Death Benefits .................................            (20)               --
 Contract administration charges ................         (2,619)             (541)
 Deferred sales charges .........................         (1,973)             (353)
 Annuity benefits ...............................         (4,738)           (1,383)
                                                      ----------       -----------
Net increase (decrease) in net assets result-
 ing from variable annuity activities ...........      1,265,746         2,695,761
                                                      ----------       -----------
 Total increase (decrease) in net assets ........        505,339         2,225,702
Net Assets:
 Beginning of year ..............................      2,225,702                --
                                                      ----------       -----------
 End of year ....................................     $ 2,731,041      $ 2,225,702
                                                      ===========      ===========

-----------
* FOR THE PERIOD FROM MAY 1, 1997 (DATE FUND BECAME AVAILABLE FOR INVESTMENT TO CONTRACT OWNERS) TO DECEMBER 31, 1997.
++         INVESTMENT IN PENN SERIES FUNDS, INC.
++++       INVESTMENT IN NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
++++++     INVESTMENTS IN AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. (TCI
            PORTFOLIOS, INC.'S NAME CHANGED TO AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. AS OF MAY 1, 1997)
++++++++   INVESTMENT IN FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUNDS
             I AND II
++++++++++ INVESTMENT IN MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.






















   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
--------------------------------------------------------------------------------

Notes to Financial Statements

December 31, 1998

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies of Penn Mutual Variable Annuity Account III (Account III) are as follows:

     GENERAL -- Account III was established by The Penn Mutual Life Insurance Company (Penn Mutual) under the provisions of the Pennsylvania Insurance Law. Account III is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account III offers units to variable annuity contract owners to provide for the accumulation of value and for the payment of annuities. The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 1998 and the reported amounts from operations and annuity activities during 1998 and 1997. Actual results could differ from those estimates. Certain 1997 amounts have been reclassified to conform with 1998 presentation. As of January 1, 1999, Commander and Pennant Select variable annuity contracts became available. These additions represent no risk to the accompanying financial statements.

     INVESTMENTS -- Assets of Account III are invested in shares of Penn Series Funds, Inc. (Penn Series): Money Market, Quality Bond, High Yield Bond, Growth Equity, Value Equity, Flexibly Managed, International Equity, Small Capitalization and Emerging Growth Funds; Neuberger Berman Advisers Management Trust (AMT): Limited Maturity Bond, Balanced and Partners Portfolios; American Century Variable Portfolios, Inc. (ACI): Capital Appreciation Portfolio; Fidelity Investments' Variable Insurance Products (Fidelity): Equity Income, Growth, Asset Manager and Index 500 Portfolios; and Morgan Stanley Dean Witter Universal Funds, Inc. (Morgan Stanley): Emerging Markets Equity Portfolio. Penn Series, AMT, ACI, Fidelity and Morgan Stanley are open-end diversified management investment companies. The investment in shares of these funds or portfolios are carried at market value as determined by the underlying net asset value of the respective funds or portfolios. Dividend income is recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis.

     FEDERAL INCOME TAXES -- Penn Mutual is taxed under federal law as a life insurance company. Account III is part of Penn Mutual's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized gains of Account III.

     DIVERSIFICATION REQUIREMENTS -- Under the provisions of Section 817(h) of the Internal Revenue Code, a variable annuity contract other than a contract issued in connection with certain types of employee benefit plans will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under 817(h) of the Code. Penn Mutual believes that Account III satisfies the current requirements of the regulations, and it intends that Account III will continue to meet such requirements.

NOTE 2. PURCHASES AND SALES OF INVESTMENTS

     The following table shows aggregate cost of shares purchased and proceeds from sales of each fund or portfolio for the year ended December 31, 1998:

                                                  PURCHASES          SALES
                                               --------------   --------------
Money Market Fund ..........................    $ 30,432,569     $ 23,045,084
Quality Bond Fund ..........................      10,882,705        5,085,192
High Yield Bond Fund .......................      11,023,018        6,468,898
Growth Equity Fund .........................      27,266,027       13,409,715
Value Equity Fund ..........................      32,277,856       18,324,692
Flexibly Managed Fund ......................      60,707,211       32,903,505
International Equity Fund ..................       6,429,367       10,517,433
Small Capitalization Fund ..................       5,352,813        1,798,157
Emerging Growth Fund .......................       8,570,511        1,047,959
Limited Maturity Bond Portfolio ............       2,621,373        1,824,894
Balanced Portfolio .........................       7,473,949        3,064,907
Partners Portfolio .........................      16,217,272        1,388,054
Capital Appreciation Portfolio .............       1,398,973        5,819,404
Equity Income Portfolio ....................      16,047,593        4,523,656
Growth Portfolio ...........................      23,369,223        5,071,622
Asset Manager Portfolio ....................       5,401,429          792,639
Index 500 Portfolio ........................      23,991,511        1,311,578
Emerging Markets Equity Portfolio ..........       1,579,778          328,561
                                                ------------     ------------
Total ......................................    $291,043,178     $136,725,950
                                                ============     ============

NOTE 3. CONTRACT CHARGES

     Operations are charged for mortality and expense risks assumed by Penn Mutual as determined daily at an annual rate of 1.25% of the average value of Account III. As reimbursement for expenses incurred in administering the contract, Penn Mutual receives $30 per year from each annuity contract prior to the contract's date of maturity. The $30 charge is waived on certain contracts.

     If a policy is surrendered within the first 11 years, a contingent deferred sales charge may be assessed. This charge will be deducted before any surrender proceeds are paid. See original contract documents for special charges assessed.

NOTE 4. UNIT VALUES

     As of December 31, 1998, the accumulation units and accumulation unit values are as follows:

                                                 ACCUMULATION     ACCUMULATION
                                                     UNITS         UNIT VALUE
                                                --------------   -------------
Diversifier II Variable Annuity Contract
Money Market Fund ...........................      1,449,199        $ 20.27
Quality Bond Fund ...........................      1,665,664        $ 22.04
High Yield Bond Fund ........................      1,308,094        $ 34.64
Growth Equity Fund -- Qualified .............      1,752,036        $ 67.51
Growth Equity Fund -- Non-Qualified .........        626,895        $ 66.96
Value Equity Fund ...........................      5,273,048        $ 41.17
Flexibly Managed Fund .......................      5,766,014        $ 58.95
International Equity Fund ...................      3,822,847        $ 21.32
Small Capitalization Fund ...................      1,306,650        $ 14.40
Emerging Growth Fund ........................        781,196        $ 18.50
Limited Maturity Bond Portfolio .............        509,381        $ 12.31
Balanced Portfolio ..........................      1,488,257        $ 17.23
Partners Portfolio ..........................      1,716,964        $ 12.77
Capital Appreciation Portfolio ..............      1,153,673        $ 12.26
Equity Income Portfolio .....................      3,820,796        $ 18.76
Growth Portfolio ............................      3,722,268        $ 23.52
Asset Manager Portfolio .....................        801,557        $ 17.09
Index 500 Portfolio .........................      2,350,293        $ 15.41
Emerging Markets Equity Portfolio ...........        406,394        $  6.72

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS


THE BOARD OF TRUSTEES
THE PENN MUTUAL LIFE INSURANCE COMPANY
PHILADELPHIA, PENNSYLVANIA


We have audited the accompanying consolidated balance sheets of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the related consolidated income statements, statements of changes in equity, and statements of cash flows for the years then ended. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of the Company for the year ended December 31, 1996 were audited by other auditors whose report dated January 31, 1997 expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Penn Mutual Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for the years then ended, in conformity with generally accepted accounting principles.


                                            /s/ Ernst & Young LLP


Philadelphia, Pennsylvania
January 29, 1999

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED BALANCE SHEETS




AS OF DECEMBER 31,                                                         1998            1997
-------------------------------------------------------------------   -------------   -------------
(in thousands)
ASSETS
Debt securities, at fair value ....................................    $ 5,500,924     $5,427,652
Equity securities, at fair value ..................................          4,161         12,502
Mortgage loans on real estate .....................................         38,828         52,996
Real estate, net of accumulated depreciation ......................         15,791         22,358
Policy loans ......................................................        638,376        642,989
Short-term investments ............................................          1,024         43,470
Other invested assets .............................................         98,571         88,928
                                                                       -----------     ----------
 TOTAL INVESTMENTS ................................................      6,297,675      6,290,895
Cash and cash equivalents .........................................         24,468         37,064
Investment income due and accrued .................................        104,208        103,072
Deferred acquisition costs ........................................        399,742        384,542
Amounts recoverable from reinsurers ...............................         69,583         63,211
Broker/dealer receivables .........................................        793,522        526,797
Other assets ......................................................         94,179         92,203
Separate account assets ...........................................      2,302,937      1,869,094
                                                                       -----------     ----------
 TOTAL ASSETS .....................................................    $10,086,314     $9,366,878
                                                                       ===========     ==========
LIABILITIES
Reserves for payment of future policy benefits ....................    $ 2,761,319     $2,770,015
Other policyholder funds ..........................................      2,835,081      2,973,434
Policyholders' dividends payable ..................................         30,532         35,273
Broker/dealer payables ............................................        488,783        333,104
Accrued income tax payable: .......................................
 Current ..........................................................         34,853         17,476
 Deferred .........................................................        107,781         75,096
Other liabilities .................................................        383,744        283,666
Separate account liabilities ......................................      2,302,937      1,869,094
                                                                       -----------     ----------
 TOTAL LIABILITIES ................................................      8,945,030      8,357,158
                                                                       -----------     ----------
EQUITY
Retained earnings .................................................        944,145        857,711
Accumulated other comprehensive income - unrealized gains .........        197,139        152,009
                                                                       -----------     ----------
 TOTAL EQUITY .....................................................      1,141,284      1,009,720
                                                                       -----------     ----------
  TOTAL LIABILITIES AND EQUITY ....................................    $10,086,314     $9,366,878
                                                                       ===========     ==========

The accompanying notes are an integral part of the consolidated financial statements.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED INCOME STATEMENTS

FOR THE YEARS ENDED DECEMBER 31,                                             1998            1997            1996
---------------------------------------------------------------------   -------------   -------------   -------------
(in thousands)
REVENUES
Premium and annuity considerations ..................................    $  171,354      $  195,220      $  199,821
Policy fee income ...................................................       114,681         102,398          89,349
Net investment income ...............................................       444,697         460,206         475,315
Net realized capital gains/(losses) .................................         3,912           9,655         (10,078)
Broker/dealer fees and commissions ..................................       331,285         290,005         241,068
Other income ........................................................        16,491          11,851          11,544
                                                                         ----------      ----------      ----------
 TOTAL REVENUE ......................................................     1,082,420       1,069,335       1,007,019
                                                                         ----------      ----------      ----------
BENEFITS AND EXPENSES
Benefits paid to policyholders and beneficiaries ....................       455,036         480,234         462,412
Policyholder dividends ..............................................        61,369          67,412          67,596
Increase/(decrease) in liability for future policy benefits .........       (12,356)        (11,972)         42,652
General expenses ....................................................       211,770         202,731         178,554
Broker/dealer sales expense .........................................       180,255         160,730         132,724
Amortization of deferred acquisition costs ..........................        42,223          43,223          46,137
                                                                         ----------      ----------      ----------
 TOTAL BENEFITS AND EXPENSES ........................................       938,297         942,358         930,075
                                                                         ----------      ----------      ----------
Income Before Income Taxes ..........................................       144,123         126,977          76,944
                                                                         ----------      ----------      ----------
Income taxes:
 Current ............................................................        49,509          50,061          37,944
 Deferred ...........................................................         8,180           3,851          (9,919)
                                                                         ----------      ----------      ----------
  NET INCOME ........................................................    $   86,434      $   73,065      $   48,919
                                                                         ==========      ==========      ==========

The accompanying notes are an integral part of the consolidated financial statements.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                                       OTHER
                                                                   COMPREHENSIVE     RETAINED        TOTAL
FOR THE YEARS ENDED DECEMBER 31,                                       INCOME        EARNINGS        EQUITY
---------------------------------------------------------------   ---------------   ----------   -------------
(in thousands)
BALANCE AT JANUARY 1, 1996 ....................................      $ 158,941       $735,727     $  894,668
Comprehensive Income
 Net income for 1996 ..........................................             --         48,919         48,919
 Other comprehensive loss, net of tax .........................
 Unrealized depreciation of securities, net of reclassification
   adjustment .................................................        (73,211)            --        (73,211)
                                                                                                  ----------
Comprehensive Loss ............................................                                      (24,292)
                                                                                                  ----------
BALANCE AT DECEMBER 31, 1996 ..................................         85,730        784,646        870,376
Comprehensive Income
 Net income for 1997 ..........................................             --         73,065         73,065
 Other comprehensive income, net of tax .......................
 Unrealized appreciation of securities, net of reclassification
   adjustment .................................................         66,279             --         66,279
                                                                                                  ----------
Comprehensive Income ..........................................                                      139,344
                                                                                                  ----------
BALANCE AT DECEMBER 31, 1997 ..................................        152,009        857,711      1,009,720
Comprehensive Income
 Net income for 1998 ..........................................             --         86,434         86,434
 Other comprehensive income, net of tax .......................
 Unrealized appreciation of securities, net of reclassification
   adjustment .................................................         45,130             --         45,130
                                                                                                  ----------
Comprehensive Income ..........................................                                      131,564
                                                                                                  ----------
BALANCE AT DECEMBER 31, 1998 ..................................      $ 197,139       $944,145     $1,141,284
                                                                     =========       ========     ==========

The accompanying notes are an integral part of the consolidated financial statements.

--------------------------------------------------------------------------------

THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,                                                   1998              1997              1996
--------------------------------------------------------------------------   ---------------   ---------------   ---------------
(in thousands)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income ...............................................................    $     86,434      $     73,065      $     48,919
Adjustments to reconcile net income to net cash provided by operations:
   Capitalization of policy acquisition costs ............................         (72,356)          (64,427)          (60,234)
   Amortization of deferred acquisition costs ............................          42,223            43,223            46,137
   Policy fees on universal life and investment contracts ................        (120,315)         (104,342)          (89,349)
   Interest credited on universal life and investment contracts ..........         146,081           160,417           171,051
   Depreciation and amortization .........................................           4,750            18,682            11,613
   Premiums due and other receivables ....................................          (1,293)           (7,291)             (105)
   Realized capital (gains)/losses .......................................          (3,912)           (9,655)           10,078
   (Increase)/decrease in accrued investment income ......................          (1,136)               60             6,474
   (Increase)/decrease in amounts due from reinsurers ....................          (6,372)           (4,329)          (14,200)
   Increase/(decrease) in future policy benefit reserves .................          (8,696)          (13,358)           58,697
   Increase/(decrease) in income tax payable .............................          25,622            (4,526)            7,798
   Other, net ............................................................           3,805            (6,693)           39,625
                                                                              ------------      ------------      ------------
     NET CASH PROVIDED BY OPERATING ACTIVITIES ...........................          94,835            80,826           236,504
                                                                              ------------      ------------      ------------
CASH FLOWS FROM INVESTING ACTIVITIES
Sale of investments:
   Debt securities available for sale ....................................       1,837,209         1,235,274           927,905
   Equity securities .....................................................          35,496            20,374            25,413
   Real estate ...........................................................           9,937            87,875            40,209
   Other .................................................................          18,074            14,355            15,284
Maturity and other principal repayments:
   Debt securities available for sale ....................................         496,283           472,474           278,290
   Mortgage loans ........................................................           2,357            61,813           156,643
Cost of investments acquired:
   Debt securities available for sale ....................................      (2,315,067)       (1,772,007)       (1,427,048)
   Equity securities .....................................................         (26,390)          (15,268)          (11,752)
   Mortgage loans ........................................................              --                --           (36,155)
   Real estate ...........................................................            (293)          (15,600)           (8,542)
   Other .................................................................         (17,917)          (15,503)           (8,789)
Change in policy loans, net ..............................................           4,613            13,084             1,234
(Increase)/decrease in short-term investments, net .......................          42,446            (5,955)           51,290
Purchases of furniture and equipment, net ................................          (9,446)           (4,116)           (6,449)
                                                                              ------------      ------------      ------------
     NET CASH (USED)/PROVIDED BY INVESTING
      ACTIVITIES .........................................................          77,302            76,800            (2,467)
                                                                              ------------      ------------      ------------


                                  -continued-






The accompanying notes are an integral part of the consolidated financial statements.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CASH FLOWS, CONTINUED

FOR THE YEARS ENDED DECEMBER 31,                                         1998           1997           1996
------------------------------------------------------------------   ------------   ------------   ------------
(in thousands)
CASH FLOWS FROM FINANCING ACTIVITIES
Deposits for universal life and investment contracts .............    $  589,070     $  653,233     $  625,816
Withdrawals from universal life and investment contracts .........      (605,821)      (552,311)      (567,697)
Transfers to separate accounts ...................................      (147,708)      (236,008)      (269,735)
Issuance/(repayment) of debt .....................................        90,772         24,842        (18,424)
(Increase)/decrease in net broker dealer receivables .............      (111,046)       (47,632)           296
                                                                      ----------     ----------     ----------
    NET CASH USED BY FINANCING ACTIVITIES ........................      (184,733)      (157,876)      (229,744)
                                                                      ----------     ----------     ----------
    NET DECREASE IN CASH AND CASH EQUIVALENTS ....................       (12,596)          (250)         4,293
CASH AND CASH EQUIVALENTS ........................................
   Beginning of the year .........................................        37,064         37,314         33,021
                                                                      ----------     ----------     ----------
   End of the year ...............................................    $   24,468     $   37,064     $   37,314
                                                                      ==========     ==========     ==========



























The accompanying notes are an intergal part of the consolidated financial statements.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996 (IN THOUSANDS OF DOLLARS)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

ORGANIZATION AND BASIS OF PRESENTATION

     The Penn Mutual Life Insurance Company was founded and commenced business in 1847 as a mutual life insurance company. The Company concentrates primarily on the sale of individual life insurance and annuity products. The primary products that the Company currently markets are traditional whole life, term life, universal life, variable life, immediate annuities and deferred annuities, both fixed and variable. The Company markets its products through a network of career agents, independent agents, and independent marketing organizations. The Company is also involved in the broker-dealer business which offers a variety of investment products and services and is conducted through the Company's non-insurance subsidiaries. The Company sells its products in all fifty states and the District of Columbia. The Company is pursuing the sale of its disability income line of business. This business had total assets of $226,672 as of December 31, 1998 and premium and annuity considerations of $16,739 for the year then ended.

     The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles and include the accounts of The Penn Mutual Life Insurance Company, its wholly owned life insurance subsidiary, The Penn Insurance and Annuity Company ("PIA"), and non-insurance subsidiaries (principally broker/dealer and investment advisory subsidiaries) (the "Company"). All significant intercompany accounts and transactions have been eliminated in consolidation. The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and notes to the consolidated financial statements.

NEW ACCOUNTING PRONOUNCEMENTS

     As of January 1, 1998, the Company adopted Statement of Financial Accounting Standards No. (SFAS) 130, "Reporting Comprehensive Income." SFAS No. 130 establishes standards for the reporting and display of comprehensive income and its components in the financial statements. The initial application of SFAS No. 130, required the reclassification of prior-year financial statements to reflect the components of comprehensive income.

     During 1998, the Company adopted SFAS No. 132, "Employers' Disclosures about Pensions and Other Postretirement Benefits," which revised disclosures about pension and other postretirement benefit plans. As SFAS No. 132 does not change the measurement or recognition of these plans, its adoption had no impact on the Company's financial condition or results of operations.

     In June 1998, The FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on hedge relationships that exist. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS No. 133, are required to be reported in earning. SFAS No. 133 is effective for fiscal years beginning after June 15, 1999. Adoption of SFAS No. 133 is not expected to have a material effect on the Company's financial condition or results of operations.

INVESTMENTS

     Debt securities (bonds, notes, redeemable preferred stocks and mortgage-backed securities) which might be sold prior to maturity are classified as available for sale. These securities are carried at fair value, with the change in unrealized gains and losses reported in other comprehensive income. Interest on debt securities is credited to income as it is earned. Debt securities are amortized using the scientific method. These assumptions are consistent with the current interest rate and economic environments. The retrospective adjustment method is used to value all securities.

     Equity securities are classified as available for sale and carried at fair value. Dividends on equity securities are credited to income on their ex-dividend dates.

     The Company regularly evaluates the carrying value of debt and equity securities based on current economic conditions, past credit loss experience and other circumstances of the investee. A decline in a security's fair value that is deemed to be other than temporary is treated as a realized loss and a reduction in the cost basis of the security.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

     Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances on impaired loans are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the measurement method used is collateral value.

     Investment real estate, which the Company has the intent to hold, is carried at cost less accumulated depreciation and valuation reserves. The Company establishes valuation reserves for investment real estate when declines in value are deemed to be other then temporary based on an analysis of discounted future cash flows. Properties held for sale are carried at the lower of depreciated cost or fair value less selling costs. Valuation reserves are established for properties held for sale when the fair value less estimated selling costs is below depreciated cost. Real estate acquired through foreclosure is recorded at the lower of cost or fair value less estimated selling costs at the time of foreclosure. Depreciation is calculated using the straight-line method over the estimated useful lives of the real estate.

     Policy loans are carried at the unpaid principal balances.

     Short-term investments include securities purchased with a maturity date of 90 days to less than one year. Short-term investments are valued at cost.

     Other invested assets primarily include venture capital limited partnerships which are carried at fair value.

     Realized gains and losses are determined by specific identification and are included in income on the trade date, net of amortization of deferred acquisition costs. Unrealized gains and losses, net of appropriate taxes and amortization of deferred acquisition costs, are accounted for as a separate component of other comprehensive income.

     The Company utilizes various financial instruments, such as interest rate swaps, financial futures and structured notes, to hedge against interest rate fluctuation. Most of these investments are recorded as accounting hedges using a valuation method consistent with the valuation method of the assets hedged. Gains and losses on these instruments are deferred and recognized in the Consolidated Income Statements over the remaining life of the hedged security. Changes in the fair value of these instruments are reported as unrealized gains or losses. Realized gains or losses are recognized when the hedged securities are sold.

CASH AND CASH EQUIVALENTS

     Cash and cash equivalents include cash on hand, money market instruments and other debt securities with a maturity of 90 days or less when purchased.

OTHER ASSETS

     Property and equipment and leasehold improvements are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements. Accumulated depreciation and amortization on property and equipment and leasehold improvements was $49,816 and $44,329 at December 31, 1998 and 1997, respectively. Related depreciation and amortization expense was $8,586, $8,183 and $7,510 for the years ended December 31, 1998, 1997 and 1996, respectively.

     Goodwill represents the excess of the cost of the businesses acquired over the fair value of their net assets. These costs are amortized on a straight-line basis over not more than 40 years and are included in other assets in the Consolidated Balance Sheets. Unamortized goodwill amounted to $16,126 and $16,932 at December 31, 1998 and 1997, respectively. Goodwill amortization was $806, $808 and $909 for 1998, 1997 and 1996, respectively.

DEFERRED ACQUISITION COSTS

     Costs of acquiring new insurance and annuity contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable from future gross profits. Such costs include commissions, certain costs of policy issuance and underwriting, and certain variable agency expenses.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

     Deferred acquisition costs related to participating traditional and universal life insurance policies and annuity products without mortality risk that include significant surrender charges are being amortized over the lesser of the estimated or actual contract life in proportion to estimated gross profits arising principally from interest, mortality and expense margins and surrender charges. The effects on amortization of deferred acquisition costs of revisions to estimated gross profits are reflected in earnings in the period such estimated gross profits are revised. Deferred acquisition costs are reviewed to determine that the unamortized portion of such costs is recoverable from future estimated gross profits. Certain costs and expenses reported in the consolidated income statements are net of amounts deferred.

SEPARATE ACCOUNTS

     Separate Account assets and liabilities represent segregated funds administered and invested by the Company primarily for the benefit of variable life insurance policyholders and annuity and pension contractholders, including certain of the Company's benefit plans. The value of the assets in the Separate Accounts reflects the actual investment performance of the respective accounts and is not guaranteed by the Company. The carrying value for Separate Account assets and liabilities approximates the estimated fair value of the underlying assets.

INSURANCE LIABILITIES AND REVENUE RECOGNITION

     PARTICIPATING TRADITIONAL LIFE AND LIFE CONTINGENT ANNUITY PRODUCTS

     Future policy benefits include reserves for participating traditional life insurance and life contingent annuity products and are established in amounts adequate to meet the estimated future obligations of the policies in force. Liabilities for participating traditional life products are computed using the net level premium method, using assumptions for investment yields, mortality, morbidity and withdrawals, which are consistent with the dividend fund interest rate and mortality rates used in calculating cash surrender values. Interest rate assumptions used in the calculation of the liabilities for participating traditional life products ranged from 2.25% to 4.5%. Premiums are recognized as income when due. Death and surrender benefits are reported in expense as incurred.

     Liabilities for life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue, with provision for adverse deviations. Interest rate assumptions range from 2.25% to 13.25%. Premiums are recognized as income as they are received. Death and surrender benefits are reported in expense as incurred.

     UNIVERSAL LIFE PRODUCTS AND OTHER ANNUITY PRODUCTS

     Other policyholder funds represent liabilities for universal life and investment-type annuity products. The liabilities for these products are based on the contract account value which consists of deposits received from customers and investment earnings on the account value, less administrative and expense charges. The liability for universal life products is also reduced by mortality charges. Liabilities for the non-life contingent annuity products are computed by estimating future benefits and expenses. Assumptions are based on Company experience projected at the time of policy issue. Interest rate assumptions range from 2.0% to 11.25%.

     Contract charges assessed against account value for universal life and investment-type annuities are reflected as policy fee income in revenue. Interest credited to account values and universal life benefit claims in excess of fund values are reflected as benefit expense.

     POLICYHOLDERS' DIVIDENDS

     The majority of the Company's insurance products have been issued on a participating basis. As of December 31, 1998, participating insurance expressed as a percentage of insurance in force is 92%, and as a percentage of premium income is 89%. The amount of policyholders' dividends to be paid is approved annually by the Board of Trustees. The aggregate amount of policyholders' dividends is calculated based on actual interest, mortality, morbidity and expense experience for the year and on management's judgment as to the appropriate level of equity to be retained by the Company. The carrying value of this liability approximates the earned amount and fair value at December 31, 1998.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

BROKER/DEALER REVENUE RECOGNITION

     Broker-dealer transactions in securities and listed options, including related commission revenue and expense, are recorded on a settlement-date basis. There would be no material effect on the financial statements if such transactions were recorded on a trade-date basis.

FEDERAL INCOME TAXES

     The Company files a consolidated federal income tax return with its life and non-life insurance subsidiaries. Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are established to reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. These deferred tax assets or liabilities are measured by using the enacted tax rates expected to apply to taxable income in the period in which the deferred tax liabilities or assets are expected to be settled or realized.

REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under excess coverage and coinsurance contracts. The Company has set its retention limit for acceptance of risk on life insurance policies at various levels up to $1,250.

     Insurance liabilities are reported before the effects of reinsurance. Reinsurance receivables (including amounts related to insurance liabilities) are reported as assets. Estimated reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

2. INVESTMENTS:

DEBT SECURITIES

     The following tables summarize the Company's investment in debt securities, including redeemable preferred stocks. All debt securities are classified as available for sale and are carried at estimated fair value. Amortized cost is net of cumulative writedowns for other than temporary declines in value of $3,056 and $1,208 as of December 31, 1998 and 1997, respectively.

                                                                                December 31, 1998
                                                          -------------------------------------------------------------
                                                                               Gross          Gross         Estimated
                                                             Amortized      Unrealized     Unrealized         Fair
                                                               Cost            Gains         Losses           Value
                                                          --------------   ------------   ------------   --------------
U.S. Treasury securities and U.S. Government and agency
 securities ...........................................    $    13,109      $   1,271        $    --      $    14,380
States and political subdivisions .....................         12,094          2,216             --           14,310
Foreign governments ...................................         24,920          3,323             --           28,243
Corporate securities ..................................      3,058,066        299,489          4,956        3,352,599
Mortgage and other asset-backed securities ............      2,006,891         86,271          4,399        2,088,763
                                                           -----------      ---------        -------      -----------
Total bonds ...........................................      5,115,080        392,570          9,355        5,498,295
Redeemable preferred stocks ...........................          2,696             --             67            2,629
                                                           -----------      ---------        -------      -----------
   TOTAL ..............................................    $ 5,117,776      $ 392,570        $ 9,422      $ 5,500,924
                                                           ===========      =========        =======      ===========

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

                                                                                December 31, 1997
                                                          -------------------------------------------------------------
                                                                               Gross          Gross         Estimated
                                                             Amortized      Unrealized     Unrealized         Fair
                                                               Cost            Gains         Losses           Value
                                                          --------------   ------------   ------------   --------------
U.S. Treasury securities and U.S. Government and agency
 securities ...........................................    $   107,539      $   6,302        $    --      $   113,841
States and political subdivisions .....................         12,085            569             --           12,654
Foreign governments ...................................         20,397          3,049             --           23,446
Corporate securities ..................................      2,854,234        218,145          6,748        3,065,631
Mortgage and other asset-backed securities ............      2,133,758         76,160            757        2,209,161
                                                           -----------      ---------        -------      -----------
Total bonds ...........................................      5,128,013        304,225          7,505        5,424,733
Redeemable preferred stocks ...........................          3,085             --            166            2,919
                                                           -----------      ---------        -------      -----------
   TOTAL ..............................................    $ 5,131,098      $ 304,225        $ 7,671      $ 5,427,652
                                                           ===========      =========        =======      ===========

     The following tables summarize the amortized cost and estimated fair value of debt securities, including redeemable preferred stocks, as of December 31, 1998 by contractual maturity.

                                                          Amortized        Estimated
                                                            Cost          Fair Value
                                                       --------------   --------------
Years to Maturity:
One or less ........................................    $   279,580      $   294,068
After one through five .............................        357,684          369,099
After five through ten .............................        566,864          631,968
After ten ..........................................      1,904,061        2,114,397
Mortgage and other asset-backed securities .........      2,006,891        2,088,763
                                                        -----------      -----------
  Total bonds ......................................      5,115,080        5,498,295
Redeemable preferred stocks ........................          2,696            2,629
                                                        -----------      -----------
  TOTAL ............................................    $ 5,117,776      $ 5,500,924
                                                        ===========      ===========

     Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage and other asset-backed securities are presented separately in the maturity schedule due to the potential for prepayment. The weighted average life of these securities is 7.1 years.

     At December 31, 1998, the Company held $2,088,763 in mortgage and other asset-backed securities. The structured securities portfolio consists of commercial and residential mortgage pass-through holdings totaling $1,865,556 and securities backed by credit card receivables, auto loans, home equity and manufactured housing loans totaling $223,207. These securities follow a structured principal repayment schedule and are of high credit quality. Securities totaling $1,512,963 are rated AAA and include $20,394 of interest-only tranches that were retained from the securitization of the Company's mortgage loan portfolio.

     At December 31, 1998, the largest industry concentration of the Company's portfolio was investments in the finance industry of $624,768 representing 11% of the total debt portfolio.

     Proceeds during 1998, 1997 and 1996 from sales of available-for-sale securities were $1,931,269, $1,353,112 and $927,905, respectively. Gross gains and gross losses realized on those sales were $37,324 and $35,257, respectively, during 1998, $21,799 and $8,990, respectively, during 1997 and $15,932 and $6,899, respectively, during 1996.

     The Company's investment portfolio of debt securities is predominantly comprised of investment grade securities. At December 31, 1998 and 1997, debt securities with amortized cost totaling $192,724 and $198,943, respectively, were less than investment grade. At December 31, 1998 the Company held securities with a carrying value of $9,170 which are to be restructured pursuant to commenced negotiations. At December 31 1997, the Company did not hold any securities which were either in default as to principal and/or interest payments, were to be restructured pursuant to commenced negotiations or were in situations where the borrowers went into bankruptcy subsequent to acquisition. The Company did not hold any debt securities which were non-income producing for the preceding twelve months as of December 31, 1998 and 1997.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

EQUITY SECURITIES

     During 1998, 1997 and 1996, the proceeds from sales of equity securities amounted to $18,487, $20,374 and $25,413, respectively. The gross gains and gross losses realized on those sales were $3,095 and $239, $975 and $239 and $1,369 and $247 for 1998, 1997 and 1996, respectively.

MORTGAGE LOANS

     On August 29, 1996, the Company securitized the majority of its mortgage loan portfolio by transferring the loans to a trust which qualifies as a REMIC (Real Estate Mortgage Investment Conduit) under the Internal Revenue Code. Prior to transferring the loans with a principal value of $781,564 and a book value of $780,942, the loans were written down to a fair market value of $755,559, and the related reserve of $25,285 was released. The trust issued sixteen classes of Commercial Mortgage Pass-Through Certificates with a total par value of $781,564. The certificates evidence the entire beneficial ownership interest in the trust. The cash flow from the mortgages will be used to repay the certificates over an average life of 4.28 years. The actual date on which the principal amount of the notes may be paid in full could be substantially earlier or later based on performance of the mortgages. The cash flows of the assets of the trust will be the sole source of payments on the notes. The Company has not guaranteed these certificates or the mortgage loans held by the trust. As a result of this transaction, the Company recognized a loss of $98 upon the transfer of the mortgages to the trust, representing the difference between the fair market value of the certificates and the book value of the mortgage loans transferred to the trust.

     The Company retained the highest quality classes of certificates with a par value of $715,126 and a fair market value of $734,326 at the time of the securitization. As of December 31, 1998, the par value and fair value of these securities were $460,753 and $475,699, respectively. As of December 31, 1997, the par value and fair value of these securities were $570,130 and $597,248, respectively. The Company sold the lowest rated classes of certificates with a par value of $66,438 and a fair market value of $24,838.

     The mortgage loans which were not included in the securitization and were retained by the Company had a book value of $171,555 with a related reserve of $21,907 and an estimated fair value of $153,405 on the date of the securitization. Loans which the Company intended to dispose of within a period of 6 to 24 months were written down to their estimated net realizable value. These loans had a book value of $99,817 and an estimated net realizable value of $81,310 at the time of the securitization. The writedown of $18,507 was fully offset by a release in mortgage loss reserve. As of December 31, 1998 and 1997, the Company held $0 and $12,368 of these loans, respectively. The Company intended to hold mortgage loans with a book value of $71,738 on the date of the securitization through their remaining terms. As of December 31, 1998 and 1997, the Company continued to hold $42,628 and $44,428 of these mortgages, respectively. The Company discontinued the origination of commercial mortgage loans in 1996.

     The following tables summarize the carrying value of mortgage loans, by property type and geographic concentration, at December 31.

                                    1998           1997
                                ------------   -----------
Property Type
Office buildings ............     $  9,204      $ 20,012
Retail ......................        5,553         7,862
Dwellings ...................       24,741        25,237
Other .......................        3,130         3,685
Valuation allowance .........       (3,800)       (3,800)
                                  --------      --------
  TOTAL .....................     $ 38,828      $ 52,996
                                  ========      ========

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

                                   1998         1997
                                ----------   ----------
Geographic Concentration
Northeast ...................    $ 10,273     $ 23,313
Midwest .....................       5,728        5,922
South .......................      12,075       12,502
West ........................      14,552       15,059
Valuation allowance .........      (3,800)      (3,800)
                                 --------     --------
  TOTAL .....................    $ 38,828     $ 52,996
                                 ========     ========

     The following table presents changes in the mortgage loan valuation allowance for the years presented:

                                         1998         1997
                                      ----------   ----------
Balance at January 1 ..............    $ 3,800      $ 3,400
Provision .........................         --          400
Charge-offs .......................         --           --
                                       -------      -------
  BALANCE AT DECEMBER 31 ..........    $ 3,800      $ 3,800
                                       =======      =======

     As of December 31, 1998 and 1997, the Company's mortgage loan portfolio contained no loans delinquent over 60 days or in foreclosure and there were no non-income producing mortgage loans for the preceding twelve months.

     During 1998 and 1997, the Company did not restructure the terms of any outstanding mortgages. As of December 31, 1998 and 1997, the mortgage loan portfolio included $2,555 and $2,834, respectively, of restructured mortgage loans. Restructured mortgage loans include commercial loans for which the basic terms, such as interest rate, maturity date, collateral or guaranty have been changed as a result of actual or anticipated delinquency. Restructures do not include mortgages refinanced upon maturity at or above current market rates. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $258 and $298 in 1998 and 1997, respectively. Gross interest income from these loans included in net investment income totaled $236 and $262 in 1998 and 1997, respectively.

     At December 31, 1998, no loans were considered to be impaired. At December 31, 1997, the recorded investment in loans that were considered to be impaired was $12,368 that, as a result of writedowns, did not have a valuation allowance. The average recorded investment in impaired loans during the year ended December 31, 1998 and 1997 was approximately $6,184 and $38,096, respectively. During 1998 and 1997, $163 and $1,454 was received, respectively, on these impaired loans which was applied to the outstanding principal balance or will be applied to principal at the date of foreclosure.

REAL ESTATE
     The following table summarizes the carrying value of the Company's real estate holdings at December 31.

                                           1998          1997
                                       -----------   -----------
Investment .........................    $ 19,111      $ 19,999
Properties held for sale ...........       1,914         7,828
Less: Valuation allowance ..........      (5,234)       (5,469)
                                        --------      --------
  TOTAL ............................    $ 15,791      $ 22,358
                                        ========      ========

     At December 31, 1998 and 1997, accumulated depreciation on real estate amounted to $6,218 and $6,498, respectively. Depreciation expense on real estate totaled $1,071, $5,709 and $6,488 for the years ended December 31, 1998, 1997 and 1996, respectively. During 1997, the Company sold its largest real estate investment for $65,007 cash to an unrelated buyer. At the date of the sale, this property had a carrying value of $61,914, net of related reserves, resulting in a gain of $3,093. During 1996, the Company wrote down the statement value of this property by $16,000 to its estimated fair value, based on changes in future valuation assumptions.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

OTHER

     Investments on deposit with regulatory authorities as required by law were $7,104 and $7,106 at December 31, 1998 and 1997, respectively.

     As of December 31, 1998 and 1997, the Company's investments included $475,699 and $597,248, respectively, of the tranches retained from the 1996 securitization of the Company's commercial mortgage loan portfolio. These investments represented 42% and 59% of equity at December 31, 1998 and 1997, respectively.

3. INVESTMENT INCOME AND CAPITAL GAINS:

     The following table summarizes the sources of investment income, excluding investment gains/(losses), for the year ended December 31.

                                            1998           1997           1996
                                        ------------   ------------   ------------
Debt securities .....................    $ 395,628      $ 390,852      $ 356,669
Equity securities ...................          206          1,371          1,313
Mortgages ...........................        4,268         12,098         62,454
Real estate .........................        2,903         17,519         24,143
Policy loans ........................       39,760         40,921         40,580
Short-term investments ..............        2,029          2,426          6,052
Other invested assets ...............       11,330         21,268         14,665
Cash and cash equivalents ...........            3              2             44
                                         ---------      ---------      ---------
Gross investment income .............      456,127        486,457        505,920
 Less: Investment expenses ..........       11,430         26,251         30,605
                                         ---------      ---------      ---------
Investment income, net ..............    $ 444,697      $ 460,206      $ 475,315
                                         =========      =========      =========

     The following table summarizes net realized capital gains/(losses) on investments for the year ended December 31. Net realized capital gains/(losses) include decreases in valuation allowances of $235, $3,154 and $44,164 in 1998, 1997 and 1996, respectively.

                                                            1998          1997           1996
                                                        -----------   -----------   --------------
Debt securities .....................................    $    110      $ 12,991       $   10,412
Equity securities ...................................       2,856           417            1,122
Mortgage loans ......................................         210           280           (2,821)
Real estate .........................................       4,148          (684)         (22,356)
Other ...............................................      (2,109)         (811)           3,565
Amortization of deferred acquisition costs ..........      (1,303)       (2,538)              --
                                                         --------      --------       ----------
Realized gains/(losses) .............................    $  3,912      $  9,655       $  (10,078)
                                                         ========      ========       ==========

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

     The following table summarizes the change in unrealized gains and losses for investments carried at fair value which are reflected in other comprehensive income for the year ended December 31.

                                                        1998          1997             1996
                                                    -----------   ------------   ---------------
Unrealized gains/(losses):
 Debt securities ................................    $  86,594     $ 160,850       $  (149,259)
 Equity securities ..............................       (2,092)          408              (582)
 Other ..........................................       (2,091)      (14,581)           (1,545)
                                                     ---------     ---------       -----------
                                                        82,411       146,677          (151,386)
                                                     ---------     ---------       -----------
Less:
 Deferred policy acquisition costs ..............      (12,841)      (45,043)           38,324
 Deferred income taxes ..........................      (24,440)      (35,355)           39,851
                                                     ---------     ---------       -----------
Net change in unrealized gains/(losses) .........    $  45,130     $  66,279       $   (73,211)
                                                     =========     =========       ===========

     The following table sets forth the reclassification adjustment required to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

                                                                             1998          1997           1996
                                                                         -----------   -----------   --------------
Reclassification Adjustments
Unrealized holding gains/(losses) arising during period ..............    $ 53,576      $ 71,797       $  (57,160)
Reclassification adjustment for gains included in net income .........       8,446         5,518           16,051
                                                                          --------      --------       ----------
Unrealized gains/(losses) on investments, net of
 reclassification adjustment .........................................    $ 45,130      $ 66,279       $  (73,211)
                                                                          ========      ========       ==========

     Reclassification adjustments reported in the above table for the years ended December 31, 1998, 1997 and 1996 are net of income tax expense of $7,679, $4,519 and $13,350, respectively, and $5,815, $2,875 and $8,740, respectively, relating to the effects of such amounts on deferred acquisition costs.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

4. FAIR VALUE INFORMATION:

     The following table summarizes the carrying value and estimated fair value of the Company's financial instruments as of December 31, 1998 and 1997.

                                                            1998                              1997
                                               -------------------------------   -------------------------------
                                                  Carrying           Fair           Carrying           Fair
                                                    Value            Value            Value            Value
                                               --------------   --------------   --------------   --------------
FINANCIAL ASSETS:
 Debt securities
   Available for sale ......................    $ 5,500,924      $ 5,500,924      $ 5,427,652      $ 5,427,652
 Equity securities
   Common stock ............................            158              158            3,051            3,051
 Non-redeemable preferred stocks ...........          4,003            4,003            9,451            9,451
 Mortgage loans ............................         38,828           42,678           52,996           57,224
 Policy loans ..............................        638,376          605,144          642,989          606,681
 Cash and cash equivalents .................         24,468           24,468           37,064           37,064
 Short-term investments ....................          1,024            1,024           43,470           43,470
 Separate account assets ...................      2,302,937        2,302,937        1,869,094        1,869,094
 Other invested assets .....................         98,571           98,571           88,928           88,928
FINANCIAL LIABILITIES:
 Investment-type contracts
   Individual annuities ....................    $ 1,108,274      $ 1,143,373      $ 1,225,192      $ 1,260,639
   Guaranteed investment contracts .........         39,571           40,556           59,809           61,456
   Other group annuities ...................        113,974          115,422          147,061          148,257
   Other policyholder funds ................      1,573,262        1,573,262        1,541,372        1,541,372
                                                -----------      -----------      -----------      -----------
 Total policyholder funds ..................      2,835,081        2,866,627        2,973,434        3,011,724
 Policyholders' dividends payable ..........         30,532           30,532           35,273           35,273
 Separate account liabilities ..............      2,302,937        2,302,937        1,869,094        1,869,094


     The estimated fair values for the Company's investments in debt and equity securities are based on quoted market prices, where available. In situations where market prices are not readily available, primarily private placements, fair values are estimated using a formula pricing method based on fair values of securities with similar characteristics. The estimated fair value of currently performing mortgage loans is estimated by discounting the cash flows associated with the investment, using an interest rate currently offered for similar loans to borrowers with similar credit ratings. Loans with similar credit quality, characteristics and time to maturity are aggregated for purposes of discounted cash flow analysis. Assumptions regarding credit risk, cash flows and discount rates are determined using the available market and borrower-specific information. The estimated fair value for non-performing loans is based on the estimated fair value of the underlying real estate, which is based on recent appraisals or other estimation techniques. The estimated fair value of policy loans is calculated by discounting estimated future cash flows using interest rates currently being offered for similar loans. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying values of cash, cash equivalents, short-term investments and separate account assets approximate their fair values. The estimated fair values for the venture capital limited partnerships are based on values determined by the partnerships' managing general partners. The resulting estimated fair values may not be indicative of the value which could be negotiated in an actual sale.

     The fair values of the Company's liabilities for individual annuities, guaranteed investment contracts and certain group annuities are estimated by discounting the cash flows associated with the contracts, using an interest rate currently offered for similar contracts with maturities similar to those remaining for the contracts being valued. The statement value for certain of the other group annuities approximates their fair value due to the nature of the contracts. The statement values of other policyholder funds, policyholders' dividends payable and separate account liabilities approximate their fair values.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

     Currently, disclosure of estimated fair values is not required for all the Company's assets and liabilities. Therefore, presentation of the estimated fair value of a significant portion of assets without a corresponding valuation of liabilities associated with insurance contracts can be misinterpreted. The estimated fair values of liabilities under all of the Company's contracts are considered in the overall management of interest rate risk. The continuing management of the relationship between the maturities of the Company's investments and the amounts due under insurance contracts reduces the Company's exposure to changing interest rates.

     The Company is exposed to interest rate risk on its interest-sensitive products. The Company's investment strategy is designed to minimize interest risk by managing the durations and anticipated cash flows of the Company's assets and liabilities.

     To minimize exposure and reduce risk from exchange and interest rate fluctuations in the normal course of business, the Company enters into interest rate swap programs for purposes other than trading. As of December 31, 1998 and 1997, the Company had interest rate swaps with aggregate notional amounts equal to $95,000 and $105,000, respectively, with average unexpired terms of 8 and 19 months, respectively. Interest rate swap agreements involve the exchange of fixed and floating rate interest payment obligations without an exchange of the underlying notional principal amounts. During the term of the swap, the net settlement amount is accrued as an adjustment to interest income. Gross unrealized gains and losses, which represent fair value based on dealer-quoted prices, were $2,248 and $0, respectively, at December 31, 1998 and $5,164 and $0, respectively, at December 31, 1997. These fair values represent the amount at risk if the counterparties default and the amount that the Company would receive to terminate the contracts, taking into account current interest rates and, where appropriate, the current creditworthiness of the counterparties.

     In the normal course of business, the Company loans securities under arrangements in which collateral is obtained in amounts greater than the current market value of loaned securities. This collateral is held in the form of cash, cash equivalents or securities issued or guaranteed by the United States Government. The Company is at risk to the extent the value of loaned securities exceeds the value of the collateral obtained. The Company controls this risk by requiring collateral of the highest quality and requiring that additional collateral be deposited when the market value of loaned securities increases in relation to the collateral held or the value of the collateral held decreases in relation to the value of the loaned securities. The Company had loaned securities outstanding of $38,144 and $155,356 as of December 31, 1998 and 1997, respectively.

5. INCOME TAXES:

     The Company follows the asset and liability method of accounting for income taxes whereby current and deferred tax assets and liabilities are recognized utilizing currently enacted tax laws and rates. Deferred taxes are adjusted to reflect tax rates at which future tax liabilities or assets are expected to be settled or realized.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

     Deferred income taxes reflect the impact for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and tax bases of assets and liabilities. The significant temporary differences that give rise to the deferred tax assets and liabilities at December 31 relate to the following:

                                                  1998          1997
                                              -----------   -----------
DEFERRED TAX ASSETS
 Future policy benefits ...................    $  92,909     $ 88,172
 Dividend award ...........................       10,255       11,970
 Allowances for investment losses .........        4,232        3,667
 Employee benefit liabilities .............       29,762       27,979
 Other ....................................       18,677       24,728
                                               ---------     --------
   Total deferred tax asset ...............      155,835      156,516
                                               ---------     --------
DEFERRED TAX LIABILITIES
 Deferred acquisition costs ...............      135,248      127,495
 Unrealized investment gains ..............      105,993       81,553
 Other ....................................       22,375       22,564
                                               ---------     --------
   Total deferred tax liability ...........      263,616      231,612
                                               ---------     --------
NET DEFERRED TAX LIABILITY ................    $ 107,781     $ 75,096
                                               =========     ========

     The federal income taxes attributable to consolidated net income are different from the amounts determined by multiplying consolidated net income before federal income taxes by the expected federal income tax rate. The difference between the amount of tax at the U.S. federal income tax rate of 35% and the consolidated tax provision is summarized as follows:

                                                          1998          1997          1996
                                                      -----------   -----------   -----------
Tax expense at 35% ................................    $ 50,443      $ 44,442      $ 26,930
Increase/(decrease) in income taxes resulting from:
 Differential earnings amount .....................       2,681         6,942           500
 Other ............................................       4,565         2,528           595
                                                       --------      --------      --------
Federal income tax expense/(benefit) ..............    $ 57,689      $ 53,912      $ 28,025
                                                       ========      ========      ========

     As a mutual life insurance company, the Company is subject to Internal Revenue Code provisions which require mutual, but not stock, life insurance companies to include the Differential Earnings Amount (DEA) in each year's taxable income. This amount is computed by multiplying the Company's average taxable equity base by a prescribed rate, which is intended to reflect the difference between stock and mutual companies' earnings rates.

     The Internal Revenue Service has examined the Company's income tax returns through the year 1994. Management believes that an adequate provision has been made for potential assessments.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

6. BENEFIT PLANS:

     The following table summarizes the funded status and accrued benefit cost for the Company's defined benefit plans and other postretirement benefit plans:

     As of December 31,

                                                             Pension Benefits                   Other Benefits
                                                      -------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      --------------   --------------   --------------   --------------
Benefit obligation ................................     $  (90,428)      $  (84,051)      $  (26,439)      $  (31,413)
Fair value of plan assets .........................         53,349           42,783               --               --
                                                        ----------       ----------       ----------       ----------
Funded Status .....................................     $  (37,079)      $  (41,268)      $  (26,439)      $  (31,413)
                                                        ==========       ==========       ==========       ==========
Accrued benefit cost recognized in the consolidated
 balance sheet ....................................     $  (22,530)      $  (23,527)      $  (44,558)      $  (45,143)

     The weighted-average assumptions used to measure the actuarial present value of the projected benefit obligation were:

                                              Pension Benefits           Other Benefits
                                           -----------------------   -----------------------
                                              1998         1997         1998         1997
                                           ----------   ----------   ----------   ----------
Discount rate ..........................   6.75%        7.00%            6.75%        7.00%
Expected return on plan assets .........   8.00%        8.00%              --           --
Rate of compensation increase ..........   5.50%        5.50%            5.00%        5.50%

     At December 31, 1998, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8% in 1999, grading to 5% in the year 2004. At December 31, 1997, the assumed health care cost trend rate used in measuring the accumulated postretirement benefit obligation was 8.5% in 1998, grading to 5.0% in the year 2004. The assumed health care cost trend rate used at December 31, 1996 in measuring the accumulated postretirement benefit obligation was 8.5% in 1997, grading to 5.0% in the year 2004. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans.

     The contributions made and the benefits paid from the plan were:

                                                    Pension Benefits          Other Benefits
                                                 -----------------------   ---------------------
                                                    1998         1997        1998        1997
                                                 ----------   ----------   --------   ----------
Benefit cost recognized in consolidated income
 statement ...................................    $ 5,692      $ 5,917      $  831     $ 1,515
Employer contribution ........................      6,687        3,006       1,415       2,191
Plan participants' contribution ..............         --           --          --          --
Benefits paid ................................      3,229        3,085       1,415       2,191

     The Company maintains four defined contribution pension plans for substantially all of its employees and full-time agents. For two plans, designated contributions of up to 6% or 8% of annual compensation are eligible to be matched by the Company. Contributions for the third plan are based on tiered earnings of full-time agents. The last plan, which covers employees of a subsidiary, are determined on a discretionary basis by the Board of Directors of that subsidiary. For the years ended December 31, 1998, 1997 and 1996, the expense recognized for these plans was $9,526, $8,345 and $6,092, respectively. The estimated fair value of the defined contribution plans' assets at December 31, 1998 and 1997 was $260,706 and $229,378, respectively.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

7. REINSURANCE:

     The Company has assumed and ceded reinsurance on certain life and annuity contracts under various agreements. Reinsurance permits recovery of a portion of losses from reinsurers, although the Company remains primarily liable as the direct insurer on all risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of present reinsurers to ensure that amounts due from reinsurers are collectible. The table below highlights the amounts shown in the accompanying financial statements.

                                                         Assumed        Ceded to
                                          Gross        from Other        Other             Net
                                         Amount         Companies      Companies         Amount
                                     --------------   ------------   -------------   --------------
DECEMBER 31, 1998:
 Life Insurance in Force .........    $32,066,821      $5,115,520     $5,954,701      $31,227,640
 Premiums ........................        166,708          10,586          5,940          171,354
 Benefits ........................        457,239          15,710         17,913          455,036
 Reserves ........................      5,594,712           1,688         62,198        5,534,202
DECEMBER 31, 1997:
 Life Insurance in Force .........    $31,027,764      $5,217,856     $4,620,599      $31,625,021
 Premiums ........................        190,754          11,189          6,723          195,220
 Benefits ........................        492,857          14,293         26,916          480,234
 Reserves ........................      5,741,456           1,993         59,322        5,684,127


     During 1996, the Company had gross premiums of $196,897, assumed premiums of $12,745 and ceded premiums of $9,821 and gross benefits of $293,270, assumed benefits of $16,466 and ceded benefits of $16,808. Reinsurance receivables with a carrying value of $55,119 and $50,617 were associated with a single reinsurer at December 31, 1998 and 1997, respectively.

8. COMMITMENTS AND CONTINGENCIES:

     The Company and its subsidiaries are respondents in a number of proceedings, some of which involve extra-contractual damage in addition to other damages. In addition, insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, the outcome of the proceedings and assessments are not likely to have a material adverse effect on the financial position of the Company.

     The Company, in the ordinary course of business, extends commitments relating to its investment activities. As of December 31, 1998, the Company had outstanding commitments totaling $19,413 relating to these investment activities. The fair value of these commitments approximates the face amount.

9. STATUTORY INFORMATION:

     State insurance regulatory authorities prescribe or permit statutory accounting practices for calculating net income and capital and surplus which differ in certain respects from generally accepted accounting principles
(GAAP). The significant differences relate to deferred acquisition costs, which are charged to expenses as incurred; federal income taxes, which reflect amounts that are currently taxable; and benefit reserves, which are determined using prescribed mortality, morbidity and interest assumptions, and which, when considered in light of the assets supporting these reserves, adequately provide for obligations under policies and contracts. In addition, the recording of impairments in the value of investments generally lags recognition under GAAP.

     The combined insurance companies' statutory capital and surplus at December 31, 1998 and 1997 was $495,212 and $435,861, respectively. The combined insurance companies' net income, determined in accordance with statutory accounting practices, for the years ended December 31, 1998, 1997 and 1996, was $83,676 $63,613 and $25,905, respectively.

--------------------------------------------------------------------------------
THE PENN MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED
(IN THOUSANDS OF DOLLARS)

10. YEAR 2000 (UNAUDITED):

     The services provided by the Company depend on the smooth functioning of computer systems. Many computer systems in use today cannot recognize the Year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated earlier in this century. If not corrected, many computer applications could fail or create erroneous results by or at the Year 2000. Failure of computer systems could affect pricing, account services, and the handling of investment transactions, among other things. The Company began preparing for the Year 2000 actively in 1996. The effort involves assessing all computers, computer programs and related equipment, making necessary changes and ensuring that all systems process dates correctly. The Company believes that it has designed and implemented an efficient process for identifying what needs to be changed and is working to correct and test systems that research shows will be affected by dates in the Year 2000 and beyond. The Company expects its computer systems to be Year 2000 compliant.

     The Company has relationships with vendors and other service providers that are not affiliated with the Company. As part of its plan, the Company is contacting vendors and service providers to obtain assurances that such service providers have taken appropriate measures to address the Year 2000 issue. The Company will assess and attempt to mitigate risks where outside service providers are not Year 2000 ready. However, there is no assurance that the failure of outside service providers to complete adequate preparations in a timely manner, which results in systems interruptions or other consequences, will not have an adverse effect, directly or indirectly, on the Company.

     The cost of addressing the Year 2000 issue is significant but not material to the Company's financial condition or results of operations. The Company will continue to incur costs in addressing the Year 2000, but does not anticipate that the costs will be material going forward.

     The foregoing statements are designated Year 2000 Readiness Disclosure within the meaning of The Year 2000 Information and Readiness Disclosure Act (P.L. 105-271,S.2392).

                                     PART C

                                Other Information

ITEM 24.       FINANCIAL STATEMENTS AND EXHIBITS

(a)   Financial Statements included in Part B:

      Financial Statements of Penn Mutual Variable Annuity Account III:

      Report of Independent Auditors
      Statements of Assets and Liabilities - December 31, 1998 Statement of Operations - for the year ended December 31, 1998 Statements of Changes in Net Assets - for the years ended December 31, 1998 and 1997 Notes to Financial Statements

      Consolidated Financial Statements of The Penn Mutual Life Insurance
      Company:

      Report of Independent Auditors
      Statements of Financial Condition at December 31, 1998 and 1997 Statements of Operations and Surplus for the years ended December 31, 1998, 1997 and 1996
      Statements of Cash Flows for the years ended December 31, 1998,
             1997, and 1996
      Notes to Financial Statements

(b)   Exhibits

      1.     (a)     Resolutions of Executive Committee of
                     Board of Trustees of The Penn Mutual Life
                     Insurance Company authorizing the
                     establishment of the Registrant. Previously filed as Exhibit 1(a) to this Registration
                     Statement on September 3, 1998 (Accession
                     No. 0001036050-98-001504) and incorporated
                     herein by
                     reference.

             (b) Resolution of Executive Committee of Board of Trustees of the Penn Mutual Life Insurance Company authorizing investments of the Registrant. Previously filed as
                     Exhibit 1(b) to Post-Effective Amendment No. 1 to the Registration Statement on April 28, 1999 (File No. 333-62825 and Accession No. 0000950116-99-000834) and
                     incorporated herein by reference.

      2.             Not applicable

      3.     (a)     Sales Support Agreement between The Penn
                     Mutual Life Insurance Company and Horner,
                     Townsend & Kent, Inc., a wholly-owned
                     subsidiary of Penn Mutual. Previously filed as Exhibit 3(a) to Pre-Effective Amendment
                     No. 1 to this

                     Registration Statement on November 30, 1998
                     (Accession No. 0001036050-98-002055) and
                     incorporated herein by reference.

             (b) Form of Distribution Agreement between The Penn Mutual Life Insurance Company and Horner, Townsend & Kent, Inc., a wholly-owned subsidiary of Penn Mutual. Previously filed as Exhibit 3(b) to Pre-Effective Amendment No. 1 to this Registration Statement on November 30, 1998 (Accession No. 0001036050-98-002055) and
                     incorporated herein by reference.

             (c) Form of Agent's Agreement relating to broker-dealer supervision. Previously filed as Exhibit 3(c) to this Registration Statement on September 3, 1998 (Accession No. 0001036050-98-001504) and incorporated herein by reference.

             (d) Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Previously filed as Exhibit 3(d) to Pre-Effective Amendment No. 1 to this Registration Statement on November 30, 1998 (Accession No. 0001036050-98-002055) and
                     incorporated herein by reference.

             (e) Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws. Previously filed as Exhibit 3(e) to the Post-Effective
                     Amendment to the Registration Statement on April 28, 1999 (File No. 333-62825 and
                     Accession No. 0000950116-99-000834) and incorporated herein by reference.

             (f)     Form of Addendum (Form 98-1) to
                     Broker-Dealer Selling Agreement. Previously filed as Exhibit 3(f) to this Registration Statement on September 3, 1998 (Accession No. 0001036050-98-001504) and incorporated herein by reference.

      4.     (a)     Individual Variable and Fixed Annuity Contract
                     (Form VAA-98).  Previously filed as Exhibit 4(a) to
                     Pre-Effective Amendment No. 1 to this Registration
                     Statement on November 30, 1998 (File No. 333-62825 and Accession No. 0001036050-98-002055) and
                     incorporated herein by reference.

             (b) Rider -- Guaranteed Minimum Death Benefit -- Rising Floor (GDBRF-98). Previously filed as
                     Exhibit 4(b) to Pre-Effective Amendment No. 1 to this Registration Statement on November 30, 1998 (File No. 333-62825 and Accession No. 0001036050-
                     98-002055) and incorporated herein by reference.

             (c) Rider -- Guaranteed Minimum Death Benefit -- Step Up (GDBSU-98). Previously filed as
                     Exhibit 4(c) to Pre-Effective Amendment No.
                     1 to this Registration Statement on November
                     30, 1998 (File No. 333-62825 and Accession
                     No. 0001036050-98-002055) and incorporated
                     herein by reference.

             (d) Endorsement No. 1534-96 to Individual Variable and Fixed Annuity Contract. Previously filed as Exhibit 4(d) to this Registration Statement on September 3, 1998 (Accession No. 0001036050-98-001504) and
                     incorporated herein by reference.

             (e) Endorsement No. 1542-97 to Individual Variable and Fixed Annuity Contract. Previously filed as Exhibit 4(e) to this Registration Statement on September 3, 1998 (Accession No. 0001036050-98-001504) and
                     incorporated herein by reference.

             (f)     Endorsement No. 1536-98 to Individual
                     Variable and Fixed Annuity Contract.
                     Previously filed as Exhibit 4(f) to
                     Pre-Effective Amendment No. 1 to the
                     Registration Statement on February 24, 1999
                     (Accession No. 0000950116-99-000291) and
                     incorporated herein by reference.

      5. Application (Form PM5790) for Individual Variable Annuity Contract. Previously filed as Exhibit 5 to this Registration Statement on September 3, 1998 (File No. 333-62825 and Accession No. 0001036050-98-
                     001504) and incorporated herein by reference.

      6.     (a)     Charter of The Penn Mutual Life
                     Insurance Company (May 1983). Previously filed as Exhibit 6(a) to this Registration
                     Statement on September 3, 1998 (Accession
                     No. 0001036050-98-001504) and incorporated
                     herein by reference.

             (b) By-laws of The Penn Mutual Life Insurance Company, as amended through February 21, 1997. Previously filed as Exhibit 6(b) to this Registration Statement on September 3, 1998 (Accession No. 0001036050-98-001504)
                     and incorporated herein by reference.

      7.             None

      8.     (a)(1)  Form of Sales Agreement between
                     The Penn Mutual Life Insurance Company
                     and Neuberger & Berman Advisers
                     Management Trust. Previously filed as
                     Exhibit 8(b)(1) to this Registration
                     Statement on September 3, 1998
                     (Accession No. 0001036050-98-001504) and
                     incorporated herein by reference.

             (a)(2)  Form of Assignment and Modification
                     Agreement between Neuberger & Berman
                     Management Incorporated, Neuberger &
                     Berman Advisers Management Trust,
                     Advisers Managers Trust and The Penn
                     Mutual Life Insurance Company.
                     Previously filed as Exhibit 8(b)(2) to
                     this Registration Statement on September
                     3, 1998 (Accession No.
                     0001036050-98-001504) and incorporated
                     herein by reference.

             (a)(3) Amendment to Fund Participation Agreement between The Penn Mutual Life Insurance Company and Neuberger & Berman Advisers Management Trust. Previously filed as Exhibit 8(b)(3) to Post-Effective Amendment No.5 to the Registration Statement of Penn Mutual Variable Life Account I on April 30, 1997 (File No. 33-54662 and Accession No. 0000950109-97-003328) and incorporated herein by reference.

             (b) Form of Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc. Previously filed as
                     Exhibit 8(c) to this Registration Statement on September 3, 1998 (Accession No. 0001036050-98-001504) and incorporated herein by reference.

             (c) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. Previously filed as Exhibit 8(d) to this Registration Statement on September 3, 1998 (Accession No. 0001036050-98-001504) and incorporated herein by reference.

             (d) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation. Previously filed as Exhibit 8(e) to this Registration Statement on September 3, 1998 (Accession No. 0001036050-98-001504) and incorporated herein by reference.

             (e)     Participation Agreement between The Penn Mutual
                     Life Insurance Company, Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and Miller Andersen & Sherrerd LLP. Previously filed as Exhibit 8(f) to Post-Effective Amendment No. 2 to the Registration Statement of PIA Variable Annuity Account I on April 30, 1998 (File
                     No. 33-83120 and Accession No. 0000950109-97-003327)
                     and incorporated herein by reference.

      9.             Opinion and Consent of Franklin L. Best,
                     Esq., Associate General Counsel of The Penn
                     Mutual Life Insurance Company.

                     Previously filed as Exhibit 9 to Pre-Effective Amendment No. 1 to this Registration Statement on November 30, 1998 (Accession No. 0001036050-98-002055) and incorporated herein by reference.

      10. (a) Consent of Ernst & Young LLP. Filed herewith.

             (b)     Consent of Morgan, Lewis & Bockius LLP.  Filed herewith.

      11. Not applicable.

      12. Not applicable.

      13.            Schedule of Computation of Performance
                     Quotations. Filed herewith.

      14.    (a)     Powers of Attorney of Trustees (except
                     Ms. Bloch and Messrs. Notebaert and Rock).
                     Previously filed as Exhibit 14(a) to
                     Post-Effective Amendment No. 22 to the
                     Registration Statement on Form N-4 of Penn
                     Mutual Variable Annuity Account III on April
                     29, 1997 (File No. 2-77283 and Accession No.
                     00001021408-97- 000161) and incorporated
                     herein by reference.

             (b) Powers of Attorney of Edmond F. Notebaert and Robert H. Rock. Previously filed as Exhibit 14(b) to Post Effective Amendment No. 24 to the Registration Statement on Form N-4 of
                     Penn Mutual Variable Annuity Account III on
                     April 24, 1998 (File No. 2-77283 and Accession
                     No. 000095109-98-002717) and incorporated herein by reference.

             (c) Power of Attorney of Ms. Julia Chang Bloch. Previously filed as Exhibit 14(c) to this Registration Statement on September 3, 1998 (Accession No. 0001036050-98-001504) and
                     incorporated herein by reference.

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

              The following table sets forth the names of the officers and trustees of the Depositor who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Depositor.


              ROBERT E. CHAPPELL                   ANN M. STROOTMAN
              Chairman of the Board and Chief      Vice President and Controller
              Executive Officer and Member of
              the Board of Trustees

        DANIEL J. TORAN                       ROBERT P. DAVIS
        President and Chief Operating         Vice President and Chief Actuary
        Officer and Member of the Board of
        Trustees

        NANCY S. BRODIE                       FREDERICK M. ROCKOVAN
        Executive Vice President and Chief    Vice President, Insurance Service
        Financial Officer

        LARRY L. MAST                         RICHARD F. PLUSH
        Executive Vice President, Sales and   Vice President, Products and
        Marketing                             Programs

        PETER M. SHERMAN                      JAMES MCELWAIN
        Executive Vice President and          Assistant Vice President,
        Chief Investment Officer              Retirement and Investment Sales
                                              Operations

        HAROLD E. MAUDE, JR.                  STEVEN M. HERZBERG
        Senior Vice President,                Assistant Vice President
        Independence Financial Network        and Treasurer

        JOHN M. ALBANESE                      LAURA RITZKO
        Senior Vice President, Customer       Secretary
        Service and Information Systems

        The business address of the director and officers is The Penn Mutual Life Insurance Company, Philadelphia, PA 19172.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                      PENN MUTUAL WHOLLY-OWNED SUBSIDIARIES

                                                                STATE OF
CORPORATION                 PRINCIPAL BUSINESS                  INCORPORATION
-----------                 ------------------                  -------------

The Penn Insurance and      Life Insurance and Annuities        Delaware
Annuity Company
Independence Capital        Investment Adviser                  Pennsylvania
Management, Inc.
Penn Janney Fund, Inc.      Investments                         Pennsylvania
Independence Square         Holding Company                     Pennsylvania
Properties, Inc.

                                                                STATE OF
CORPORATION                 PRINCIPAL BUSINESS                  INCORPORATION
-----------                 ------------------                  -------------

The Pennsylvania Trust      Trust Company                       Pennsylvania
Company


                      INDEPENDENCE SQUARE PROPERTIES, INC.
                            WHOLLY-OWNED SUBSIDIARIES

                                                                STATE OF
CORPORATION                 PRINCIPAL BUSINESS                  INCORPORATION
-----------                 ------------------                  -------------

INDEPRO CORPORATION         Real Estate Investment              Delaware
WPI Investment Company      Real Estate Investment              Delaware
Hornor, Townsend & Kent,    Registered Broker-Dealer and        Pennsylvania
Inc.                        Investment Adviser
Penn Tallahassee            Real Estate Investment              Florida
Corporation
JANNEY MONTGOMERY SCOTT     Registered Broker-Dealer and        Delaware
INC.                        Investment Adviser


                                    INDEPRO CORPORATION
                                 WHOLLY-OWNED SUBSIDIARIES

                                                                STATE OF
CORPORATION                 PRINCIPAL BUSINESS                  INCORPORATION
-----------                 ------------------                  -------------

Indepro Property Fund I     Real Estate Investment              Delaware
Corporation
Indepro Property Fund II    Real Estate Investment              Delaware
Corporation
Commons One Corporation     Real Estate Investment              Delaware
West Hazleton, Inc.         Real Estate Investment              Delaware

                               JANNEY MONTGOMERY SCOTT, INC.
                                 WHOLLY-OWNED SUBSIDIARIES

                                                                STATE OF
CORPORATION                 PRINCIPAL BUSINESS                  INCORPORATION
-----------                 ------------------                  -------------

Addison Capital             Investment Adviser                  Pennsylvania
Management, Inc.
JMS Resources, Inc.         Oil and Gas Development             Pennsylvania
JMS Investor Services, Inc. Insurance Sales                     Delaware

ITEM 27.      NUMBER OF CONTRACT OWNERS

              As of March 31, 1999, there were 162 owners of Contracts issued under tax retirement plans and 0 owners of Contracts issued other than under tax qualified retirement plans.

ITEM 28.      INDEMNIFICATION

              Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys' fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to Post-Effective Amendment No. 12 to this Registration Statement and are incorporated in this Post-Effective Amendment by reference.

              Pennsylvania law (15 Pa. C.S.A. ss.ss. 1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

              Penn Mutual owns a directors and officers liability insurance policy covering liabilities directors and officers of Penn Mutual and its subsidiaries may incur in acting as directors and officers.

              Selling Agreements entered into by The Penn Mutual Life Insurance Company ("Penn Mutual") and its subsidiary, Hornor, Townsend & Kent, Inc. ("HTK") with securities brokers and insurance agents generally provide for indemnification of Penn Mutual and HTK and their directors and officers in the event of liability resulting from unauthorized acts of the brokers and insurance agents.

              Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event

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



              that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITERS

              Hornor Townsend & Kent, Inc. serves as principal underwriters of the securities of the Registrant.

              Hornor Townsend & Kent, Inc. serves as principal underwriter for Addison Capital Shares, Inc., a registered investment company.

              HORNOR, TOWNSEND & KENT, INC. - DIRECTORS AND OFFICERS

              John J. Gray, Director and Chairman of the Board
              Larry L. Mast, Director
              Nina M. Mulrooney, Director
              Norman T. Wilde, Jr., Director
              Daniel J. Toran, Director
              Ronald C. Zimmerman, President and Chief Executive Officer Michael D. Sweeney, Assistant Vice President, Director of
               Compliance and Secretary
              Edward G. Pecelli - Assistant Vice President, Director of
               Sales and Marketing
              Laura M. Ritzko, Assistant Secretary
              Henry S. Buck, Assistant Vice President and Assistant Treasurer Barbara S. Wood, Senior Vice President, Finance and Treasurer Joseph R. Englert, Assistant Vice President, Director
               of Operations
              Franklin L. Best, Jr., Counsel
              Constance Flaville, Assistant Secretary

              The principal business address of Messrs. Gray and Wilde is Janney, Montgomery, Scott Inc., 1801 Market Street, Philadelphia, Pennsylvania. The principal business address of Mses. Mulrooney and Ritzko and Messrs. Mast, Toran and Best is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172. The principal business address of the other directors and officers is Hornor, Townsend & Kent, Inc., 600 Dresher Road, Horsham, Pennsylvania.

              As of December 31, 1998, no commissions or other compensation was paid to a principal underwriter in respect to contracts issued on this registration statement.


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



ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

              The name and address of the person who maintains physical possession of each account, book or other documents required by
              Section 31(a) of the Investment Company Act of 1940 is as follows:

              The Penn Mutual Life Insurance Company
              600 Dresher Road
              Horsham, Pennsylvania  19044

ITEM 31.      MANAGEMENT SERVICES

              See "Administrative and Recordkeeping Services" in Part B of this Registration Statement.

ITEM 32.      UNDERTAKINGS

              The Penn Mutual Life Insurance Company hereby undertakes:

              (a) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) to include either (1) as part of any application to purchase a contract or account offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information;

              (c) to deliver any statement of additional information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

                     Restrictions on withdrawals under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

                     The Penn Mutual Life Insurance Company represents that the fees and charges deducted under the Individual Variable and Fixed Annuity Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.


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



                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No.1 of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, by the undersigned, thereunto duly authorized, in the Township of Horsham and Commonwealth of Pennsylvania on this 26th day of April, 1999.


                               PENN MUTUAL VARIABLE ANNUITY ACCOUNT III
                                         (Registrant)


                               By:  THE PENN MUTUAL LIFE INSURANCE COMPANY
                                        (Depositor)


                               By:  /s/ Robert E. Chappell
                                  ----------------------------------------------
                                        Robert E. Chappell
                                        Chairman of the Board of Trustees
                                        and Chief Executive Officer


         As required by the Securities Act of 1933, this Post-Effective Amendment #2 to the Registration Statement has been signed by the following persons, in the capacities indicated, on the day of April, 1999.


Signature                                    Title
---------                                    -----


/s/ Robert E. Chappell                       Chairman of the Board of Trustees
-----------------------------                and Chief Executive Officer
Robert E. Chappell


/s/ Nancy S. Brodie                          Executive Vice President and
-----------------------------                Chief Financial Officer
Nancy S. Brodie

*JULIA CHANG BLOCH                           Trustee

*JAMES A. HAGEN                              Trustee

*PHILLIP E. LIPPINCOTT                       Trustee

*JOHN F. MCCAUGHAN                           Trustee

*ALAN B. MILLER                              Trustee

*EDMOND F. NOTEBAERT                         Trustee

*ROBERT H. ROCK                              Trustee

*DANIEL J. TORAN                             Trustee

*NORMAN T. WILDE, JR.                        Trustee

*WESLEY S. WILLIAMS, JR.                     Trustee


*By: /s/ Robert E. Chappell
    ----------------------------------------
         Robert E. Chappell, attorney-in-fact

                                  EXHIBIT INDEX


      EX.99 B 10.      (a)  Consent of Ernst & Young LLP.

      EX.99 B 10.      (b)  Consent of Morgan, Lewis & Bockius LLP.

      EX. 99 B 13.          Schedule of Computation of Performance Quotations.



































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